UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2008

Date of reporting period:	June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

Premier VIT

OpCap Balanced Portfolio

Semi-Annual Report

June 30, 2008

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

Letter to Shareholders

Dear Shareholder:

We are pleased to provide you with the semi-annual report for Premier VIT—OpCap Balanced Portfolio (the “Portfolio”) for the six months ended June 30, 2008.

The period was marked by significant volatility and an overall decline for equity markets globally. Rapidly rising energy costs combined with lingering weakness in credit markets and the financial sector, producing a broad retrenchment. The Standard & Poor’s 500 Index, which measures U.S. stock market performance, returned -11.91% for the period. Within the S&P 500, the financials sector led the decline for the period and only the energy and materials sectors posted positive results. U.S. mid and small capitalization stocks outperformed large caps. Growth stocks outperformed value stocks at every capitalization level.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2008 Semi-Annual Report

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the SEC’s website at www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the SEC’s website at www.sec.gov.

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2008 Semi-Annual Report

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

(unaudited)

•

U.S. stocks moved lower during the six months ended June 30, 2008. Concerns over record oil prices, the U.S. credit crisis, slowing growth and rising inflation all contributed to a cautious mood that weighed most on financials and consumer discretionary stocks. Energy stocks advanced with soaring oil prices. Stocks from all capitalization segments retreated, with mid caps holding up better than large and small caps. Growth-oriented issues outperformed value.

•

Among financials, shares of diversified financial services companies, banks and bond insurers detracted from Portfolio returns on concerns of a lingering U.S. credit crisis and weak U.S. housing market. Lehman Brothers shares fell on reports of low capital levels and questions about the company’s accounting practices. Citigroup suffered sharp declines amid continued financial sector worries and analyst downgrades. Shares of bond insurers MBIA and AMBAC declined on lingering concerns of subprime credit risk.

•

In healthcare, shares of health insurer WellPoint detracted from Portfolio performance during the period after the company cut 2008 profit forecasts due to higher medical costs, lower-than-expected enrollment and U.S. economic weakness. The stocks of other health insurers followed suit.

•

In telecommunications, shares of Sprint Nextel, the nation’s third-largest wireless communication company, contributed positively to Portfolio performance on reports that Deutsche Telekom AG is considering a purchase offer to the company.

•

Shares of discount retailer Wal-Mart boosted performance as the company reported sales gains despite U.S. economic weakness. Wal-Mart sales beat both analysts and the company’s own estimates for the period.

Total Returns for the periods ended 6/30/08 (* Average Annual Total Return)

	Six months	1 year	5 year*	Inception*†
OpCap Balanced Portfolio	(12.22)%	(20.21)%	3.57%	2.91%
60% S&P 500 Index/ 40% Merrill Lynch Corporate Bond Master Index	(7.45)%	(6.78)%	5.96%	3.70%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total return for a period of less than one year is not annualized.

† The Portfolio commenced operations on 10/1/99. Index comparisons began as of 9/30/99.

Shareholder Expense Example for the period ended 6/30/08

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$877.80	$4.67
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.89	$5.02

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/08

(excluding short-term investments)

(% of net assets)

Financial Services	18.5%
U.S. Government Agency Securities	14.2%
Oil & Gas	10.4%
Drugs & Medical Products	7.8%
Healthcare & Hospitals	5.5%
Retail	5.5%
Consumer Discretionary	4.1%
Banking	3.8%
Aerospace/Defense	3.7%
Telecommunications	3.0%

2008 Semi-Annual Report

Premier VIT
OpCap Balanced Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited)

Shares			Value
	COMMON STOCK — 61.1%
	Aerospace/Defense — 3.2%
9,500	Boeing Co.		$624,340

	Commercial Services — 2.3%
3,100	Apollo Group, Inc., Class A (a)		137,206
3,900	Visa, Inc.		317,109
			454,315

	Computer Software — 1.8%
8,400	Infosys Technologies Ltd. ADR		365,064

	Consumer Discretionary — 4.1%
13,900	Altria Group, Inc.		285,784
13,700	Family Dollar Stores, Inc.		273,178
11,400	Royal Caribbean Cruises Ltd.		256,158
			815,120

	Drugs & Medical Products — 7.8%
8,800	Roche Holdings AG ADR		787,952
37,900	Schering-Plough Corp.		746,251
			1,534,203

	Financial Services — 9.2%
9,200	American Express Co.		346,564
7,500	American International Group, Inc.		198,450
4,100	Bank of New York Mellon Corp.		155,103
6,400	Capital One Financial Corp.		243,264
34,400	CIT Group, Inc.		234,264
15,200	Citigroup, Inc.		254,752
12,300	Lehman Brothers Holdings, Inc.		243,663
10,700	MBIA, Inc.		46,973
19,400	National City Corp.		92,538
5,400	PMI Group, Inc.		10,530
			1,826,101

	Food & Beverage — 1.9%
13,900	SYSCO Corp.		382,389

	Healthcare & Hospitals — 5.5%
9,300	Regeneron Pharmaceuticals, Inc. (a)		134,292
9,200	Sepracor, Inc. (a)		183,264
9,400	Theravance, Inc. (a)		111,578
13,800	WellPoint, Inc. (a)		657,708
			1,086,842

	Materials & Processing — 1.6%
7,500	Cameco Corp.		321,525

	Oil & Gas — 10.4%
6,900	Chevron Corp.		683,997
14,500	ConocoPhillips		1,368,655
			2,052,652

	Real Estate (REIT) — 2.0%
18,100	Annaly Capital Management, Inc.		280,731
9,600	CapitalSource, Inc.		106,368
			387,099

	Restaurants — 1.0%
5,700	Yum! Brands, Inc.		200,013

	Retail — 5.5%
18,400	PetSmart, Inc.		367,080
12,800	Wal-Mart Stores, Inc.		719,360
			1,086,440

	Technology — 2.7%
1,025	Google, Inc., Class A (a)		539,581

	Telecommunications — 2.1%
42,900	Sprint Nextel Corp.		407,550
	Total Common Stock (cost-$14,060,520)		12,083,234

Principal Amount (000s)		Credit Rating (Moody’s/S&P)
	CORPORATE BONDS & NOTES — 15.7%
	Aerospace/Defense — 0.5%
$105	General Dynamics Corp., 4.50%, 8/15/10	A2/A	107,250

Premier VIT
OpCap Balanced Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	CORPORATE BONDS & NOTES (continued)
	Banking — 3.8%
$300	Bank of America Corp., 4.375%, 12/1/10	Aa1/AA	$298,979
	Citigroup, Inc.,
100	4.625%, 8/3/10	Aa3/AA-	99,586
50	6.00%, 2/21/12	Aa3/AA-	50,404
80	6.875%, 3/5/38	Aa3/AA-	77,199
170	U.S. Bancorp, 4.50%, 7/29/10	Aa2/AA	172,219
56	Wachovia Corp., 4.375%, 6/1/10	Aa3/AA-	54,746
			753,133

	Chemicals — 1.2%
235	EI Du Pont de Nemours, 4.125%, 4/30/10	A2/A	237,334

	Energy — 0.7%
130	Spectra Energy Capital LLC, 7.50%, 10/1/09	Baa1/BBB	132,578

	Financial Services — 8.4%
60	American Express Co., 7.00%, 3/19/18	A1/A+	60,737
142	American Express Credit Corp., FRN, 3.883%, 5/27/10	Aa3/A+	140,837
140	American Express Credit Corp., 5.00%, 12/2/10	Aa3/A+	140,957
160	Ameriprise Financial, Inc., 5.35%, 11/15/10	A3/A-	160,525
81	Bear Stearns Cos., Inc., FRN, 3.063%, 2/1/12	Baa1/AA-	77,423
100	CIT Group, Inc., 4.75%, 12/15/10	A3/A-	81,554
55	General Electric Capital Corp., 6.00%, 6/15/12	Aaa/AAA	56,836
	Goldman Sachs Group, Inc.,
195	5.70%, 9/1/12	Aa3/AA-	195,612
150	6.75%, 10/1/37	A1/A+	137,212
	HSBC Finance Corp.,
100	4.125%, 11/16/09	Aa3/AA-	99,337
75	7.00%, 5/15/12	Aa3/AA-	77,685
85	Lehman Brothers Holdings, Inc.,
	6.875%, 7/17/37	A2/A-	73,168
100	Morgan Stanley, FRN, 2.87%, 5/7/10	Aa3/A+	96,558
75	Morgan Stanley, 6.625%, 4/1/18	Aa3/AA-	71,064
200	SLM Corp., 4.50%, 7/26/10	Baa2/BBB-	185,062
			1,654,567

	Multi-Media — 0.2%
35	News America Holdings, Inc., 9.25%, 2/1/13	Baa2/BBB+	40,101

	Telecommunications — 0.9%
	Verizon Global Funding Corp.,
60	7.25%, 12/1/10	A3/A	63,699
100	7.375%, 9/1/12	A3/A	107,895
			171,594
	Total Corporate Bonds & Notes (cost-$3,121,908)		3,096,557

	U.S. GOVERNMENT AGENCY SECURITIES — 14.2%
	Fannie Mae,
133	2.883%, 10/25/36, CMO, FRN	Aaa/AAA	131,279
63	2.923%, 9/25/36, CMO, FRN	Aaa/AAA	61,977
100	4.625%, 12/15/09	Aaa/AAA	102,347
105	4.75%, 3/12/10	Aaa/AAA	107,841
125	5.00%, 10/15/11	Aaa/AAA	130,111
266	5.50%, 6/1/38, MBS	Aaa/AAA	262,852
25	6.25%, 2/1/11	Aa2/AA-	26,214
305	Federal Farm Credit Bank,
	4.80%, 4/25/11	Aaa/AAA	315,249
100	Freddie Mac,
	4.875%, 2/9/10	Aaa/AAA	102,889
1,570	Ginnie Mae, MBS,
	5.50%, 6/15/38	Aaa/AAA	1,565,108
	Total U.S. Government Agency Securities (cost-$2,793,287)		2,805,867

	U.S. TREASURY BONDS & NOTES — 2.6%
	U.S. Treasury Bonds & Notes,
281	zero coupon, 2/15/15		219,713
110	2.625%, 5/31/10		110,068
80	3.50%, 5/31/13		80,594
111	3.875%, 5/15/18		110,072
	Total U.S. Treasury Bonds & Notes (cost-$505,238)		520,447

Premier VIT
OpCap Balanced Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited) (continued)

Shares		Credit Rating (Moody’s/S&P)	Value
	CONVERTIBLE PREFERRED STOCK — 0.9%
	Financial Services — 0.9%
2,431	CIT Group, Inc., Class C, 8.75%	Baa3/BBB-	$99,379
100	Lehman Brothers Holdings, Inc., Class P, 7.25%	Baa1/BBB+	80,443
	Total Convertible Preferred Stock (cost-$225,766)		179,822

Principal Amount (000s)
	MORTGAGE-BACKED SECURITIES — 0.7%
$75	Credit Suisse Mortgage Capital Certificates, CMO, VRN, 5.448%, 1/15/49	Aaa/AAA	73,510
75	GS Mortgage Securities Corp. II, CMO, 5.479%, 11/10/39	Aaa/NR	74,374
	Total Mortgage-Backed Securities (cost-$145,770)		147,884

	SHORT-TERM INVESTMENTS — 4.5%
	Corporate Notes — 0.5%
	Multi-Media — 0.4%
80	Time Warner Entertainment Co. L.P., 7.25%, 9/1/08	Baa2/BBB+	80,435

	Waste Disposal — 0.1%
25	Waste Management, Inc., 6.50%, 11/15/08	Baa/BBB	25,262
	Total Corporate Notes (cost-$105,412)		105,697

	REPURCHASE AGREEMENT — 4.0%
795	State Street Bank & Trust Co., dated 6/30/08, 1.65%, due 7/1/08, proceeds $795,036; collateralized by Fannie Mae, 5.55% due 7/10/28, valued at $814,875 including accrued interest (cost-$795,000)		795,000
	Total Short-Term Investments (cost-$900,412)		900,697
	Total Investments (cost-$21,752,901)	99.7%	19,734,508
	Other assets less liabilities	0.3%	53,009
	Net Assets	100.0%	$19,787,517

Notes to Schedule of Investments:

(a)  Non-income producing.

Glossary:

ADR	-	American Depositary Receipt
CMO	-	Collateralized Mortgage Obligation
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2008.
MBS	-	Mortgage-Backed Securities
NR	-	Not Rated
REIT	-	Real Estate Investment Trust
VRN	-

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2008.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Balanced Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(unaudited)

Assets:
Investments, at value (cost-$21,752,901)	$19,734,508
Cash	818
Receivable for investments sold	128,914
Dividends and interest receivable	74,478
Tax reclaims receivable	4,024
Total Assets	19,942,742

Liabilities:
Payable for investments purchased	89,482
Payable for shares of beneficial interest redeemed	24,644
Investment advisory fees payable	13,239
Deferred trustees’ retirement plan expense	1,184
Accrued expenses	26,676
Total Liabilities	155,225
Net Assets	$19,787,517

Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$26,398
Paid-in-capital in excess of par	24,428,021
Undistributed net investment income	219,812
Accumulated net realized loss on investments and foreign currency transactions	(2,868,320)
Net unrealized depreciation of investments and foreign currency transactions	(2,018,394)
Net Assets	$19,787,517
Shares outstanding	2,639,844
Net asset value, offering price and redemption price per share	$7.50

See accompanying Notes to Financial Statements

Premier VIT
OpCap Balanced Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(unaudited)

Investment Income:
Interest	$168,343
Dividends (net of foreign withholding taxes of $3,509)	162,250
Total investment income	330,593

Expenses:
Investment advisory fees	88,213
Custodian and accounting agent fees	18,972
Shareholder communications	8,951
Audit and tax services	8,454
Transfer agent fees	4,077
Trustees’ fees and expenses	3,853
Miscellaneous	1,653
Total expenses	134,173
Less: investment advisory fees waived	(23,900)
custody credits earned on cash balances	(7)
Net expenses	110,266
Net investment income	220,327
Realized and Change in Unrealized Gain (Loss):
Net realized loss on:
Investments	(2,868,326)
Foreign currency transactions	(2)
Net change in unrealized appreciation/depreciation of:
Investments	(244,969)
Foreign currency transactions	(1)
Net realized and change in unrealized loss on investments and foreign currency transactions	(3,113,298)
Net decrease in net assets resulting from investment operations	$(2,892,971)

See accompanying Notes to Financial Statements

Premier VIT
OpCap Balanced Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2008 (unaudited)	Year ended December 31, 2007
Investment Operations:
Net investment income	$220,327	$457,857
Net realized gain (loss) on investments and foreign currency transactions	(2,868,328)	2,547,591
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(244,970)	(4,049,334)
Net decrease in net assets resulting from investment operations	(2,892,971)	(1,043,886)
Dividends and Distributions to Shareholders from:
Net investment income	(458,351)	(382,852)
Net realized gains	(2,486,255)	(1,922,409)
Total dividends and distributions to shareholders	(2,944,606)	(2,305,261)

Share Transactions:
Net proceeds from the sale of shares	414,793	955,332
Reinvestment of dividends and distributions	2,944,606	2,305,261
Cost of shares redeemed	(2,285,804)	(5,037,377)
Net increase (decrease) in net assets from share transactions	1,073,595	(1,776,784)
Total decrease in net assets	(4,763,982)	(5,125,931)

Net Assets:
Beginning of period	24,551,499	29,677,430
End of period (including undistributed net investment income of $219,812 and $457,836, respectively)	$19,787,517	$24,551,499

Shares Issued and Redeemed:
Issued	43,892	87,196
Issued in reinvestment of dividends and distributions	385,420	209,568
Redeemed	(248,175)	(456,230)
Net increase (decrease)	181,137	(159,466)

See accompanying Notes to Financial Statements

Premier VIT
OpCap Balanced Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2008		Year ended December 31
	(unaudited)		2007	2006	2005	2004*	2003*
Net asset value, beginning of period	$9.99		$11.34	$10.62	$10.86	$10.25	$8.02

Investment Operations:
Net investment income	0.10		0.19	0.15	0.09	0.04	0.04
Net realized and change in unrealized gain (loss) on investments and foreign currency transactions	(1.30)		(0.61)	0.96	0.20	1.03	2.30
Total from investment operations	(1.20)		(0.42)	1.11	0.29	1.07	2.34

Dividends and Distributions to Shareholders from:
Net investment income	(0.20)		(0.15)	(0.09)	(0.03)	(0.01)	(0.11)
Net realized gains	(1.09)		(0.78)	(0.30)	(0.50)	(0.45)	—
Total dividends and distributions to shareholders	(1.29)		(0.93)	(0.39)	(0.53)	(0.46)	(0.11)
Net asset value, end of period	$7.50		$9.99	$11.34	$10.62	$10.86	$10.25
Total Return (1)	(12.22)%		(4.44)%	10.80%	2.74%	10.80%	29.22%

Ratios/Supplemental data:
Net assets, end of period (000’s)	$19,788		$24,551	$29,677	$29,240	$30,120	$28,281
Ratio of expenses to average net assets (2)(3)	1.00	%(4)	1.00%	1.00%	1.00%	1.04%	1.10%
Ratio of net investment income to average net assets (2)	2.00	%(4)	1.62%	1.33%	0.82%	0.43%	0.97%
Portfolio turnover	74%		111%	105%	89%	146%	139%

*

The financial information for the fiscal periods prior to April 30, 2004 reflects the financial information for the LSA Balanced Fund which was reorganized into OpCap Balanced Portfolio as of the close of business on April 30, 2004.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)

During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fee and assumed or reimbursed a portion of the Portfolio’s expenses. If such waivers and assumptions/reimbursements had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.22% annualized and 1.78% annualized, respectively, for the six months ended June 30, 2008; 1.17% and 1.45%, respectively, for the year ended December 31, 2007; 1.11% and 1.22%, respectively, for the year ended December 31, 2006; 1.31% and 0.51%, respectively, for the year ended December 31, 2005; 1.41% and 0.06%, respectively, for the year ended December 31, 2004 and 2.06% and 0.01%, respectively, for the year ended December 31, 2003.

(3)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (see Note (1)(J) in Notes to Financial Statements).
(4)	Annualized.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio (the “Portfolio”), OpCap Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is a majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek growth of capital by investing in equity and debt securities that the Investment Adviser believes are undervalued. Generally, the Portfolio will invest at least 25% of its total assets in equity securities and at least 25% of its total assets in debt securities.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Portfolio management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at June 30, 2008.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a portfolio’s derivative and hedging activities. The Trust’s management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments other than debt Securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Fair Value Measurements

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$12,263,056
Level 2—Other Significant Observable Inputs	7,471,452
Level 3—Significant Unobservable Inputs	—
Total	$19,734,508

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(C)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(D)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(E)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(F)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

The foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized depreciation of investments and foreign currency transactions. Net realized currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(G)  Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(H)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(I)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2008, the Portfolio’s payable in connection with the Plan was $1,184, of which $322 was accrued during six months ended June 30, 2008.

(J)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser will receive an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the six months ended June 30, 2008, purchases and sales of securities, other than short-term securities and U.S. government obligations aggregated $10,920,268 and $12,467,561, respectively.

Premier VIT
OpCap Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(4)  Income Tax Information

The cost basis of portfolio securities of $21,752,901 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,052,662; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,071,055; net unrealized depreciation for federal income tax purposes is $2,018,393.

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end portfolios for which one of the Affiliates serves as investment adviser and the Distributor serves as principal underwriter. The settlements related to an alleged “market timing” arrangement in certain open-end portfolios formerly sub-advised by one of the Affiliates. The Affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Balanced Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 11, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Trust management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $509.1 million as of December 31, 2007. Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $801.1 billion as of December 31, 2007, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Advisers’ personnel, including research services available to the Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters.

Premier VIT
OpCap Balanced Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited) (continued)

The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser and Sub-Advisers in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees noted that the OpCap Balanced Portfolio had underperformed its Lipper median and average peer group and its benchmark, a blend 60% of the total returns of the S&P 500 Index and 40% of the total returns of the Merrill Lynch Corporate Bond Master Index, for the one-year, three-year, five-year and since inception periods ended December 31, 2007. The Trustees also noted that the Portfolio’s expense ratio (after taking into account waivers) was above the Lipper median and average for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Portfolio than the Lipper median and average for its peer group.

The Trustees considered the profitability analysis. They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated somewhat compared to an analysis that included such overhead costs.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios.

The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser or the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

In considering potential economies of scale, the Trustees noted that the Portfolio’s proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached sufficient size such that its other expenses may be allocated among a larger asset and shareholder base. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the reasonableness of the management fee rates payable under the Agreements.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Advisers’ responses and efforts relating to investment performance.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Equity Portfolio

Semi-Annual Report
June 30, 2008

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

Letter to Shareholders

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Premier VIT—OpCap Equity Portfolio (the “Portfolio”) for the six months ended June 30, 2008.

The period was marked by significant volatility and an overall decline for equity markets globally. Rapidly rising energy costs combined with lingering weakness in credit markets and the financial sector, producing a broad retrenchment. The Standard & Poor’s 500 Index, which measures U.S. stock market performance, returned -11.91% for the period. Within the S&P 500, the financials sector led the decline for the period and only the energy and materials sectors posted positive results. U.S. mid and small capitalization stocks outperformed large caps. Growth stocks outperformed value stocks at every capitalization level.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2008 Semi-Annual Report

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2008 Semi-Annual Report

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

(unaudited)

• U.S. stocks moved lower during the six months ended June 30, 2008. Concerns over record oil prices, the U.S. credit crisis, slowing growth and rising inflation all contributed to a cautious mood that weighed most on financials and consumer discretionary stocks. Energy stocks advanced with soaring oil prices. Stocks from all capitalization segments retreated, with mid caps holding up better than large and small caps. Growth-oriented issues outperformed value.

• In financials, shares of bond insurer Ambac Financial detracted from Portfolio performance when the ratings service Moody’s announced plans to reconsider the company’s triple-A rating due to subprime mortgage exposure. Shares of Lehman Brothers detracted from performance on concerns of a weak U.S. housing market and economy as well as questions about the company’s accounting.

• Among consumer staples companies, Unilever detracted from performance as analysts downgraded the food sector. Concerns that disappointing volume growth in emerging markets and eroding margins in developed countries will lead to downward earnings revisions overshadowed the global food company’s announcement that it raised fiscal year 2008 revenue forecasts.

• In the materials sector, burgeoning global demand for grains and oilseeds coupled with food supplies tightened by storms and flooding boosted the outlook for fertilizer supplier Mosaic, which contributed positively to Portfolio returns. Fundamentals for fertilizers continued to strengthen, as farmers strived to increase yields to capitalize on record corn prices.

• In energy, XTO Energy contributed positively to Portfolio returns with reports that net income and proved natural gas reserves were both up over 30%. The company announced plans to buy $1 billion in energy producing properties and leases.

Total Returns for the periods ended 6/30/08 (*Average Annual Total Return)

	Six Months	1 year	5 year*	10 year*
OpCap Equity Portfolio	(11.03)%	(13.40)%	8.05%	2.99%
S&P 500 Index	(11.91)%	(13.12)%	7.58%	2.88%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total return for a period of less than one year is not annualized.

Shareholder Expense Example for the period ended 6/30/08

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$889.70	$4.70
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.89	$5.02

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/08
(% of net assets)

Oil & Gas	13.4%
Financial Services	10.9%
Drugs & Medical Products	10.6%
Technology	9.3%
Networking	8.2%
Healthcare & Hospitals	6.5%
Food & Beverage	4.9%
Consumer Discretionary	4.7%
Telecommunications	4.6%
Aerospace/Defense	4.4%

2008 Semi-Annual Report

Premier VIT
OpCap Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited)

Shares		Value
	COMMON STOCK — 97.9%
	Aerospace/Defense — 4.4%
2,400	Boeing Co.	$157,728
3,950	Lockheed Martin Corp.	389,707
		547,435

	Capital Goods — 3.9%
3,100	Eaton Corp.	263,407
2,400	Precision Castparts Corp.	231,288
		494,695

	Chemicals — 2.8%
2,465	Mosaic Co. (a)	356,685

	Consumer Discretionary — 4.7%
3,600	Altria Group, Inc.	74,016
1,900	Costco Wholesale Corp.	133,266
5,300	Philip Morris International, Inc.	261,767
1,900	Polo Ralph Lauren Corp., Class A	119,282
		588,331

	Diversified Manufacturing — 2.8%
7,350	Textron, Inc.	352,286

	Drugs & Medical Products — 10.6%
7,350	Abbott Laboratories	389,329
2,200	Celgene Corp. (a)	140,514
2,400	Roche Holdings AG ADR	214,896
7,950	Teva Pharmaceutical Industries Ltd. ADR	364,110
4,600	Wyeth	220,616
		1,329,465

	Financial Services — 10.9%
3,000	American Express Co.	113,010
425	CME Group, Inc.	162,856
340	Goldman Sachs Group, Inc.	59,466
8,150	JPMorgan Chase & Co.	279,626
20,100	SLM Corp. (a)	388,935
15,200	Wells Fargo & Co.	361,000
		1,364,893

	Food & Beverage — 4.9%
4,650	Coca-Cola Co.	241,707
2,400	McDonald’s Corp.	134,928
8,250	Unilever NV	234,300
		610,935
	Healthcare & Hospitals — 6.5%
12,200	Hologic, Inc. (a)	265,960
14,600	Merck & Co., Inc.	550,274
		816,234

	Metals & Mining — 3.5%
8,700	Companhia Vale do Rio Doce ADR	311,634
1,700	Nucor Corp.	126,939
		438,573
	Networking — 8.2%
2,965	Apple, Inc. (a)	496,460
15,700	Cisco Systems, Inc. (a)	365,182
11,100	EMC Corp. (a)	163,059
		1,024,701

	Oil & Gas — 13.4%
3,250	Chevron Corp.	322,172
3,600	ConocoPhillips	339,804
2,600	EOG Resources, Inc.	341,120
3,000	Nabors Industries Ltd. (a)	147,690
4,000	Patterson-UTI Energy, Inc.	144,160
5,650	XTO Energy, Inc.	387,082
		1,682,028

	Real Estate (REIT) — 1.1%
12,800	CapitalSource, Inc.	141,824

	Semi-conductors — 3.1%
18,300	Intel Corp.	393,084

	Technology — 9.3%
10,900	Adobe Systems, Inc. (a)	429,351
5,500	Corning, Inc.	126,775
1,150	Google, Inc. (a)	605,383
		1,161,509

	Telecommunications — 4.6%
5,250	AT&T, Inc.	176,872
4,750	NII Holdings, Inc. (a)	225,578
7,250	Nokia Corp. ADR	177,625
		580,075

	Transportation — 3.2%
5,400	Union Pacific Corp.	407,700
	Total Common Stock (cost-$12,319,147)	12,290,453

Premier VIT
OpCap Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited) (continued)

Principal Amount (000s)			Value
	U.S. GOVERNMENT AGENCY SECURITIES — 2.6%
$325	Federal Home Loan Bank, 2.00%, 7/1/08 (cost-$325,000)		$325,000
	Total Investments (cost-$12,644,147)	100.5%	12,615,453
	Liabilities in excess of other assets	(0.5)%	(60,209)
	Net Assets	100.0%	$12,555,244

Notes to Schedule of Investments:

(a)  Non-income producing.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Equity Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(unaudited)

Assets:
Investments, at value (cost-$12,644,147)	$12,615,453
Cash	4,604
Dividends receivable	15,332
Tax reclaims receivable	3,167
Receivable for beneficial interest sold	968
Prepaid expenses	2,000
Total Assets	12,641,524

Liabilities:
Deferred trustees’ retirement plan expense	34,058
Payable for shares of beneficial interest redeemed	9,094
Investment advisory fees payable	2,995
Accrued expenses	40,133
Total Liabilities	86,280
Net Assets	$12,555,244

Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$4,889
Paid-in-capital in excess of par	13,589,304
Undistributed net investment income	40,007
Accumulated net realized loss on investments	(1,050,262)
Net unrealized depreciation of investments	(28,694)
Net Assets	$12,555,244
Shares outstanding	488,888
Net asset value, offering price and redemption price per share	$25.68

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Equity Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,249)	$130,558
Interest	1,888
Total investment income	132,446

Expenses:
Investment advisory fees	53,950
Custodian and accounting agent fees	13,050
Audit and tax services	11,952
Transfer agent fees	9,798
Shareholder communications	7,603
Trustees’ fees and expenses	3,967
Legal fees	1,421
Miscellaneous	1,084
Total expenses	102,825
Less: investment advisory fees waived	(35,283)
custody credits earned on cash balances	(104)
Net expenses	67,438
Net investment income	65,008

Realized and Change in Unrealized Gain (Loss):
Net realized loss on investments	(1,007,162)
Net change in unrealized appreciation/depreciation of investments	(763,826)
Net realized and change in unrealized loss on investments	(1,770,988)
Net decrease in net assets resulting from investment operations	$(1,705,980)

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Equity Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2008 (unaudited)	Year ended December 31, 2007
Investment Operations:
Net investment income	$65,008	$105,654
Net realized gain (loss)	(1,007,162)	2,536,357
Net change in unrealized appreciation/depreciation of investments	(763,826)	(1,816,385)
Net increase (decrease) in net assets resulting from investment operations	(1,705,980)	825,626

Dividends and Distributions to Shareholders from:
Net investment income	(96,167)	(116,737)
Net realized gains	(2,552,282)	(2,985,839)
Total dividends and distributions to shareholders	(2,648,449)	(3,102,576)

Share Transactions:
Net proceeds from the sale of shares	153,197	304,389
Reinvestment of dividends and distributions	2,648,449	3,102,576
Cost of shares redeemed	(1,671,605)	(5,535,400)
Net increase (decrease) in net assets from share transactions	1,130,041	(2,128,435)
Total decrease in net assets	(3,224,388)	(4,405,385)

Net Assets:
Beginning of period	15,779,632	20,185,017
End of period (including undistributed net investment income of $40,007 and $71,166, respectively)	$12,555,244	$15,779,632

Shares Issued and Redeemed:
Issued	4,613	7,630
Issued in reinvestment of dividends and distributions	99,942	83,380
Redeemed	(50,760)	(142,489)
Net increase (decrease)	53,795	(51,479)

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2008		Year ended December 31
	(unaudited)		2007		2006		2005		2004		2003
Net asset value, beginning of period	$36.27		$41.48		$38.38		$36.00		$32.46		$25.63

Investment Operations:
Net investment income	0.17		0.26		0.22		0.16		0.15		0.31
Net realized and change in unrealized gain (loss) on investments	(3.96)		1.63		5.35		2.37		3.70		6.89
Total from investment operations	(3.79)		1.89		5.57		2.53		3.85		7.20

Dividends and Distributions to Shareholders from:
Net investment income	(0.25)		(0.27)		(0.18)		(0.15)		(0.31)		(0.37)
Net realized gains	(6.55)		(6.83)		(2.29)		—		—		—
Total dividends and distributions to shareholders	(6.80)		(7.10)		(2.47)		(0.15)		(0.31)		(0.37)
Net asset value, end of period	$25.68		$36.27		$41.48		$38.38		$36.00		$32.46
Total Return (1)	(11.03)%		4.11%		15.28%		7.04%		11.93%		28.57%

Ratios/Supplemental data:
Net assets end of period (000’s)	$12,555		$15,780		$20,185		$28,810		$39,388		$40,041
Ratio of expenses to average net assets (2)	1.00	%(3)(4)	1.00	%(3)	1.01	%(3)	1.02	%(3)	1.01	%(3)	1.00%
Ratio of net investment income to average net assets	0.96	%(3)(4)	0.56	%(3)	0.50	%(3)	0.35	%(3)	0.41	%(3)	1.02%
Portfolio Turnover	32%		88%		63%		92%		144%		7%

(1)   Assumes reinvestment of all dividends and distributions.

(2)   Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (see (1)(H) in Notes to Finanacial Statements).

(3)   During the periods indicated above, the Investment Adviser waived a portion or all of its fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.52% and 0.44%, respectively, for the six months ended June 30, 2008; 1.31% and 0.25%, respectively, for the year ended December 31, 2007; 1.16% and 0.35%, respectively, for the year ended December 31, 2006; 1.05% and 0.32%, respectively, for the year ended December 31, 2005; and 1.03% and 0.39%, respectively, for the year ended December 31, 2004.

(4)   Annualized.

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio (the “Portfolio”), OpCap Managed Portfolio, OpCap Mid Cap Portfolio, and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is a majority-owned subsidiary of Allianz SE.

The Portfolio’s investment objective is long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value approach to investing. It seeks to meet its objective, under normal conditions, by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that Oppenheimer Capital believes are undervalued in the marketplace.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general identifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Portfolio management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at June 30, 2008.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a portfolio’s derivative and hedging activities. The Trust’s management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

The following is a summary of significant accounting policies followed by the Portfolio:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Fair Value Measurement

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•        Level 1 – quoted prices in active markets for identical investments

•        Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$12,290,453
Level 2 - Other Significant Observable Inputs	325,000
Level 3 - Significant Unobservable Inputs	—
Total	$12,615,453

(C)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Premier VIT

OpCap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(D)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(E)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

(F)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(G)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. For the six months ended June 30, 2008, the Portfolio’s payable in connection with the Plan was $34,058, of which $337 was accrued during the six months ended June 30, 2008.

(H)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer

Premier VIT

OpCap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser/Distributor (continued)

Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the six months ended June 30, 2008, purchases and sales of securities, other than short-term securities, aggregated $4,344,519 and $5,825,278, respectively.

(4)  Income Tax Information

The cost basis of portfolio securities of $12,644,147 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $1,097,044; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,125,738; net unrealized depreciation for federal income tax purposes is $28,694.

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser and the Distributor serves as principal underwriter. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by one of the Affiliates. The Affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT

OpCap Equity Portfolio

MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE CONTINUANCE OF THE

ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 11, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $509.1 million as of December 31, 2007. Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $801.1 billion as of December 31, 2007, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Advisers’ personnel, including research services available to the Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the

Premier VIT

OpCap Equity Portfolio

MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE CONTINUANCE OF THE

ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited) (continued)

Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser and Sub-Advisers in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees noted that the Portfolio had underperformed its Lipper median and average peer group and its benchmark, S&P 500 Index, for the one-year, ten-year and since inception periods but had outperformed them for the three-year and five-year periods ended December 31, 2007. The Trustees also noted that the Portfolio had outperformed its Lipper median and average peer group for the ten-year period but had underperformed its benchmark for the ten-year and since inception periods ended December 31, 2007. The Trustees also noted that the Portfolio’s expense ratio (after taking into account waivers) was slightly above the Lipper median and average for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Portfolio than the Lipper median but was lower than the average for its peer group.

The Trustees considered the profitability analysis. They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated somewhat compared to an anlysis that included such overhead costs.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios.

The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser or the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Premier VIT

OpCap Equity Portfolio

MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE CONTINUANCE OF THE

ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited) (continued)

In considering potential economies of scale, the Trustees noted that the Portfolio’s proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached sufficient size such that its other expenses may be allocated among a larger asset and shareholder base. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the reasonableness of the management fee rates payable under the Agreements.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Advisers’ responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Financial Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC

1345 Avenue of the Americas

New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian & Accounting Agent

State Street Corp.

P.O. Box 1978

Boston, MA 02105

Transfer Agent

PNC Global Investment Services

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Managed Portfolio

Semi-Annual Report
June 30, 2008

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

Letter to Shareholders

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Premier VIT—OpCap Managed Portfolio (the “Portfolio”) for the six months ended June 30, 2008.

The period was marked by significant volatility and an overall decline for equity markets globally. Rapidly rising energy costs combined with lingering weakness in credit markets and the financial sector, producing a broad retrenchment. The Standard & Poor’s 500 Index, which measures U.S. stock market performance, returned -11.91% for the period. Within the S&P 500, the financials sector led the decline for the period and only the energy and materials sectors posted positive results. U.S. mid and small capitalization stocks outperformed large caps. Growth stocks outperformed value stocks at every capitalization level.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2008 Semi-Annual Report

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the SEC’s website at www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the SEC’s website at www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2008 Semi-Annual Report

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

• U.S. stocks moved lower during the six months ended June 30, 2008. Concerns over record oil prices, the U.S. credit crisis, slowing growth and rising inflation all contributed to a cautious mood that weighed most on financials and consumer discretionary stocks. Energy stocks advanced with soaring oil prices. Stocks from all capitalization segments retreated, with mid caps holding up better than large and small caps. Growth-oriented issues outperformed value.

• Among financials, shares of Lehman Brothers and MBIA detracted from Portfolio performance on concerns of a lingering U.S. credit crisis and a weak U.S. housing market. Lehman shares weakened on reports of low capital levels and questions about the company’s accounting practices. Bond insurer MBIA shares fell on lingering concerns that the company’s portfolio carries excessive subprime credit risk.

• In consumer staples, shares of Energizer, which detracted from returns, posted lower-than-expected profits on reduced battery sales, as a weakening U.S. economy caused retailers to reduce inventories. Shares of household products fell across the board.

• In energy, shares of Petrohawk, an independent oil and gas producer, contributed positively to Portfolio performance on analyst upgrades based on growing reserves and access to several oil-rich areas. EOG Resources was a positive contributor to returns due to news that the oil and natural-gas producer boosted its production growth forecasts and several announcements of new reserve discoveries.

• In information technology, which contributed positively to Portfolio returns, consumer worries over the economy have not dampened Apple’s sales. During the period, the consumer electronics company announced its online iTunes music store surpassed Wal-Mart to become the largest music retailer in the U.S. In the first makeover of its iPhone, the company unveiled a faster, cheaper and thinner device to convince business users to switch over from their BlackBerries. Apple, which sold its initial iPhone inventory sooner than planned, said it wants to double sales of the device this year.

Total Returns for the periods ended 6/30/08 (*Average Annual Total Return)

	Six months	1 year	5 year*	10 year*
OpCap Managed Portfolio	(9.88)%	(11.35)%	5.84%	2.39%
S&P 500 Index	(11.91)%	(13.12)%	7.58%	2.88%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total return for a period of less than one year is not annualized.

Shareholder Expense Example for the period ended 6/30/08

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$901.20	$4.73
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.89	$5.02

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the number of days in the period).

Top Ten Industries (equity securities) as
of 6/30/08 (% of net assets)

Drugs & Medical Products	12.0%
Oil & Gas	11.7%
Financial Services	8.2%
Telecommunications	5.2%
Computers	3.8%
Technology	3.5%
Retail	3.1%
Aerospace/Defense	3.1%
Transportation	2.8%
Industrial	2.6%

2008 Semi-Annual Report

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited)

Shares		Value
	COMMON STOCK — 71.8%
	Aerospace/Defense — 3.1%
50,800	Boeing Co.	$3,338,576
18,300	Lockheed Martin Corp.	1,805,478
		5,144,054

	Apparel & Textiles — 2.3%
18,900	Nike, Inc., Class B	1,126,629
43,100	Polo Ralph Lauren Corp.	2,705,818
		3,832,447

	Computer Software — 2.4%
37,800	Adobe Systems, Inc. (e)	1,488,942
124,800	Oracle Corp. (e)	2,620,800
		4,109,742

	Computers — 3.8%
28,400	Apple, Inc. (e)	4,755,296
114,000	EMC Corp. (e)	1,674,660
		6,429,956

	Consumer Discretionary — 1.2%
17,700	Altria Group, Inc.	363,912
33,700	Philip Morris International, Inc.	1,664,443
		2,028,355

	Diversified Manufacturing — 1.3%
44,900	Textron, Inc.	2,152,057

	Drugs & Medical Products — 12.0%
71,700	Gilead Sciences, Inc. (e)	3,796,515
150,400	Hologic, Inc. (e)	3,278,720
130,800	Merck & Co., Inc.	4,929,852
46,800	Novartis AG ADR	2,575,872
71,100	Teva Pharmaceutical Industries Ltd. ADR	3,256,380
48,900	Wyeth	2,345,244
		20,182,583

	Financial Services — 8.2%
2,680	CME Group, Inc.	1,026,949
120,000	JPMorgan Chase & Co.	4,117,200
202,200	SLM Corp. (e)	3,912,570
201,900	Wells Fargo & Co.	4,795,125
		13,851,844

	Food & Beverage — 1.4%
44,700	Coca-Cola Co.	2,323,506

	Hotels/Gaming — 1.2%
80,300	Marriott International, Inc.	2,107,072

	Industrial — 2.6%
29,200	Energizer Holdings, Inc. (e)	2,134,228
24,200	Precision Castparts Corp.	2,332,154
		4,466,382

	Metals & Mining — 2.2%
51,200	Companhia Vale do Rio Doce ADR	1,833,984
16,500	Freeport-McMoRan Copper & Gold, Inc.	1,933,635
		3,767,619

	Oil & Gas — 11.7%
48,100	ConocoPhillips	4,540,159
34,700	EOG Resources, Inc.	4,552,640
30,100	Exxon Mobil Corp.	2,652,713
82,400	PetroHawk Energy Corp. (e)	3,815,944
61,025	XTO Energy, Inc.	4,180,823
		19,742,279

	Real Estate (REIT) — 1.3%
197,150	CapitalSource, Inc.	2,184,422

	Retail — 3.1%
18,800	Costco Wholesale Corp.	1,318,632
32,400	Kohl’s Corp. (e)	1,297,296
84,200	Nordstrom, Inc.	2,551,260
		5,167,188

	Semi-conductors — 2.5%
200,200	Intel Corp.	4,300,296

	Technology — 3.5%
11,100	Google, Inc., (e)	5,843,262

	Telecommunications — 5.2%
157,400	Cisco Systems, Inc. (e)	3,661,124
45,620	NII Holdings, Inc. (e)	2,166,494
117,400	Nokia Corp. ADR	2,876,300
		8,703,918

	Transportation — 2.8%
63,400	Union Pacific Corp.	4,786,700
	Total Common Stock (cost-$122,141,676)	121,123,682

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited) (continued)

Principal Amount (000s)		Value
	U.S. GOVERNMENT AGENCY SECURITIES — 23.8%
	Fannie Mae, CMO, FRN,
$250	2.543%, 7/25/37 (i)	$240,566
97	4.666%, 5/25/35	98,343
	Fannie Mae, MBS,
728	4.85%, 5/1/36, FRN	729,115
133	4.853%, 8/1/35, FRN	133,379
3,117	5.00%, 6/1/18	3,113,227
567	5.00%, 1/1/20	565,331
769	5.00%, 4/1/21	762,500
994	5.00%, 4/1/38	954,046
7,800	5.00%, TBA (b)	7,475,816
60	5.194%, 9/1/40, FRN	59,853
44	5.50%, 6/1/16	44,581
85	5.50%, 1/1/17	86,855
80	5.50%, 3/1/17	81,238
16	5.50%, 9/1/20	16,109
20	5.50%, 7/1/21	20,090
421	5.50%, 11/1/21	424,512
788	5.50%, 2/1/22	794,723
459	5.50%, 12/1/22	462,773
182	5.50%, 8/1/37	180,102
3,000	5.50%, TBA (b)	2,956,875
229	6.00%, 6/1/16	236,014
3	6.00%, 7/1/16	3,476
4	6.00%, 8/1/16	4,011
10	6.00%, 10/1/16	9,961
145	6.00%, 12/1/16	148,958
6	6.00%, 1/1/17	6,341
5	6.00%, 2/1/17	4,995
23	6.00%, 3/1/17	24,030
68	6.00%, 4/1/17	69,983
17	6.00%, 5/1/17	16,972
4	6.00%, 7/1/17	4,328
72	6.00%, 11/1/17	73,951
169	6.00%, 3/1/27	171,916
402	6.00%, 8/1/27	408,541
474	6.00%, 12/1/37	478,826
43	6.00%, 5/1/38	43,523
1,000	6.00%, TBA (b)	1,008,750
23	6.848%, 9/1/39, FRN	23,792
	Freddie Mac, CMO,
243	2.621%, 7/15/19, FRN	238,173
1,048	2.621%, 8/15/19, FRN	1,026,738
1,474	2.621%, 10/15/20, FRN	1,443,521
1,011	2.701%, 2/15/19, FRN	990,290
28	2.921%, 11/15/30, FRN	27,505
153	4.50%, 10/15/22	153,200
142	6.00%, 8/15/32	143,551
141	6.00%, 9/15/32	139,227
	Freddie Mac, MBS,
$155	5.00%, 11/1/18	154,239
69	6.00%, 3/1/16	71,043
428	6.00%, 9/1/27	435,469
1,900	6.00%, TBA (b)	1,919,000
3	6.781%, 7/1/30, FRN	2,991
30	Freddie Mac Structured Pass Through Securities, CMO, FRN, 4.994%, 2/25/45	27,977
20	Ginnie Mae, CMO, FRN, 2.982%, 9/20/30	19,677
	Ginnie Mae, MBS,
122	4.75%, 2/20/32, FRN	121,997
42	5.125%, 10/20/29, FRN	42,411
61	5.625%, 7/20/30, FRN	62,145
11	6.00%, 11/20/28	11,119
3	6.00%, 11/20/31	3,376
466	6.00%, 6/20/34	473,036
308	6.375%, 5/20/30, FRN	314,427
	Small Business Administration Participation Certificates,
1,575	4.524%, 2/10/13	1,549,137
1,440	4.625%, 2/1/25	1,382,329
1,403	4.684%, 9/10/14	1,380,232
1,173	4.87%, 12/1/24	1,145,954
2,851	4.90%, 1/1/23	2,824,456
1,309	4.95%, 3/1/25	1,263,247
787	5.11%, 4/1/25	777,970
10	7.449%, 8/1/10	10,432
	Total U.S. Government Agency Securities (cost-$40,584,405)	40,093,271

		Credit Rating (Moody’s/S&P)
	CORPORATE BONDS & NOTES — 7.2%
	Airlines — 1.2%
	United Air Lines, Inc.,
1,861	8.03%, 1/1/13 (c)(g)	B3/B	2,060,847
269	11.56%, 5/27/24 (c)(g)(i)(j)	NR/NR	484
			2,061,331

	Banking — 1.6%
	Bank of America Corp.,
200	6.00%, 9/1/17	Aa1/AA	192,702
100	8.00%, 1/30/18 (d)	A1/A+	93,687
700	8.125%, 5/15/18 (d)	A1/A+	661,682

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	CORPORATE BONDS & NOTES (continued)
	Banking (continued)
$100	Barclays Bank PLC (a)(d)(j), 7.70%, 4/25/18	Aa2/A+	$101,911
300	ICICI Bank Ltd., FRN (a)(j), 3.25%, 1/12/10	Baa2/BBB-	290,880
100	KeyBank NA, FRN, 4.682%, 6/2/10	A1/A	99,671
800	Korea Development Bank, FRN, 2.923%, 4/3/10	Aa3/A	797,963
100	Resona Bank Ltd. (a)(d)(j), 5.85%, 4/15/16	A2/BBB	86,019
	Wachovia Corp.,
100	2.843%, 10/15/11, FRN	Aa3/AA-	94,993
100	5.625%, 10/15/16	A1/NR	90,928
200	5.75%, 2/1/18	Aa3/AA-	182,283
			2,692,719

	Energy — 0.2%
300	General Electric Co., 5.25%, 12/6/17	Aaa/AAA	288,400
100	NGPL PipeCo LLC (a)(j), 6.514%, 12/15/12	Baa3/BBB-	101,526
			389,926

	Financial Services — 3.0%
100	Allstate Life Global Funding Trusts, 5.375%, 4/30/13	Aa2/AA	99,608
200	American Express Co., 7.00%, 3/19/18	A1/A+	202,455
100	American Express Credit Corp., 5.875%, 5/2/13	Aa3/A+	99,598
	Bear Stearns Cos., Inc.,
500	2.768%, 8/21/09, FRN	Baa1/BBB	494,225
200	6.95%, 8/10/12	Baa1/A+	207,954
300	Citigroup Capital XXI, VRN, 8.30%, 12/21/37	A1/A	283,299
	Citigroup, Inc.,
100	5.50%, 8/27/12	Aa3/AA	98,611
200	5.50%, 4/11/13	Aa3/AA-	195,195
100	5.85%, 7/2/13	Aa3/AA-	98,978
500	8.40%, 4/30/18 (d)	A2/A	475,305
50	Ford Motor Credit Co., 7.25%, 10/25/11	B1/B	38,748
100	General Electric Capital Corp., 5.875%, 1/14/38	Aaa/AAA	90,627
	Goldman Sachs Group, Inc.,
400	5.625%, 1/15/17	A1/A+	370,623
100	6.15%, 4/1/18	Aa3/AA-	97,016
500	6.75%, 10/1/37	A1/A+	457,373
1,000	HSBC Capital Funding L.P. (a)(d)(j), 9.547%, 6/30/10	A1/A	1,043,384
100	JPMorgan Chase & Co., 6.00%, 1/15/18	Aa2/AA-	97,414
300	Lehman Brothers Holdings, Inc., 5.625%, 1/24/13	A1/A+	283,952
100	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	A1/A+	95,173
100	Morgan Stanley, FRN, 4.778%, 5/14/10	Aa3/A+	99,614
100	SMFG Preferred Capital Ltd. (a)(d)(j), 6.078%, 1/25/17	A2/BBB+	84,553
			5,013,705

	Healthcare & Hospitals — 0.3%
300	Amgen, Inc., 6.90%, 6/1/38	A3/A+	306,494
100	UnitedHealth Group, Inc., 4.875%, 2/15/13	Baa1/A-	96,764
			403,258

	Insurance — 0.1%
	Principal Life Income Funding Trusts,
100	5.30%, 4/24/13	Aa2/AA	100,000
100	5.55%, 4/27/15	Aa2/AA	98,452
			198,452

	Oil & Gas — 0.8%
300	Gazprom AG, 10.50%, 10/21/09	A3/BBB	322,140
600	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	605,681
400	Suncor Energy, Inc., 6.10%, 6/1/18	A3/A-	401,211
			1,329,032

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	CORPORATE BONDS & NOTES (continued)
	Telecommunications — 0.0%
$20	AT&T, Inc., 4.95%, 1/15/13	A2/A	$19,931
50	Qwest Corp., 7.50%, 6/15/23	Ba1/BBB-	44,500
			64,431
	Total Corporate Bonds & Notes (cost-$12,113,773)		12,152,854

	ASSET-BACKED SECURITIES — 1.1%
300	BA Credit Card Trust, FRN, 3.671%, 12/16/13	Aaa/AAA	304,453
728	Citigroup Mortgage Loan Trust, Inc., FRN, 2.593%, 3/25/37	Aaa/AAA	690,355
	SLM Student Loan Trust,
410	2.91%, 10/27/14, FRN	Aaa/AAA	408,503
135	2.91%, 10/25/18, FRN	Aaa/AAA	133,716
300	3.80%, 12/15/38 (a)(j)	Aaa/AAA	297,797
	Total Asset-Backed Securities (cost-$1,867,005)		1,834,824

Shares
	PREFERRED STOCK — 0.4%
	Financial Services — 0.4%
68	DG Funding Trust, 5.051%, FRN (a)(g)(j) (cost-$716,526)	Aaa/AAA	676,812

Principal Amount (000s)

	MORTGAGE-BACKED SECURITIES — 0.4%
$201	Banc of America Funding Corp., CMO, FRN, 4.111%, 5/25/35	NR/AAA	187,836
53	Bear Stearns Alt-A Trust, CMO, VRN, 5.701%, 9/25/35	Aaa/AAA	43,992
70	Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN, 5.25%, 2/20/36	Aaa/AAA	62,045
134	Greenpoint Mortgage Pass-Through Certificates, CMO, FRN, 4.393%, 10/25/33	NR/AAA	127,798
116	Harborview Mortgage Loan Trust, CMO, VRN, 5.145%, 7/19/35	Aaa/AAA	106,679
	Prime Mortgage Trust, CMO, FRN,
15	2.883%, 2/25/19	NR/AAA	14,073
37	2.883%, 2/25/34	NR/AAA	33,866
	Total Mortgage-Backed Securities (cost-$619,133)		576,289

	MUNICIPAL BONDS & NOTES — 0.2%
	Texas — 0.2%
	Lower Colorado River Auth. Rev., AMBAC,
360	5.00%, 5/15/33	Aaa/AAA	360,486
40	5.00%, 5/15/33, (Pre-refunded @ $100, 5/15/13) (h)	Aaa/AAA	42,699
	Total Municipal Bonds & Notes (cost-$405,676)		403,185

Shares
	CONVERTIBLE PREFERRED STOCK — 0.1%
	Insurance — 0.1%
3,800	American International Group, Inc., 8.50%, 8/01/11 (Greenshoe Group) (f) (cost-$285,000)	A1/NR	225,302

Principal Amount (000s)
	SHORT-TERM INVESTMENTS — 2.6%
	Corporate Bonds and Notes — 1.1%
	Banking — 1.1%
¥200,000	Landwirtschaftliche Rentenbank, 0.65%, 9/30/08 (cost-$1,783,039)	Aaa/AAA	1,885,760

	U.S. Government Agency Securities — 0.6%
$910	Federal Home Loan Bank, Discount Note 2.00%, 7/1/08 (cost-$910,000)		910,000

	Repurchase Agreements — 0.9%
1,100	Deutsche Bank, dated 6/30/08, 1.50%, due 7/1/08, proceeds $1,100,046 collateralized by U.S. Treasury Inflation Index Bond, 1.875% due 7/15/13 valued at $1,124,230 including accrued interest		1,100,000

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited) (continued)

Principal Amount (000s)		Value
	SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
$470	State Street Bank & Trust Co., dated 6/30/08, 1.65%, due 7/1/08, proceeds $470,022; collateralized by Federal Home Loan Bank, 2.625% due 6/10/09, valued at $479,400 including accrued interest	$470,000
	Total Repurchase Agreements (cost-$1,570,000)	1,570,000
	Total Short-Term Investments (cost-$4,263,039)	4,365,760

Contracts/ Notional Amount
	OPTIONS PURCHASED (e) — 0.1%
	Call Options — 0.1%
1,600,000	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 3.45%, expires 8/3/09	7,308
2,900,000	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 3.50%, expires 2/2/09	14,278
2,300,000	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 3.60%, expires 7/2/09	12,127
13,400,000	2-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 3.85%, expires 8/3/09	92,337
		126,050

	Put Option — 0.0%
21	United Kingdom 90 day LIBOR, strike price $92.50, expires 9/17/08	—
	Total Options Purchased (cost-$217,860)	126,050
	Total Investments before options written (cost-$183,214,093) — 107.7%	181,578,029

	OPTIONS WRITTEN (e) — (0.1)%
	Call Options — (0.1)%
700,000	5-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 4.15%, expires 8/3/09		(9,338)
1,000,000	5-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 4.20%, expires 7/2/09		(13,803)
1,400,000	5-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 4.30%, expires 2/2/09		(20,603)
4,500,000	7-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR Floating Rate Index, strike rate 4.55%, expires 8/3/09		(99,472)
11	U.S. Treasury Notes 10 yr. Futures (CBOT), strike price $117, expires 8/22/08		(3,781)
			(146,997)
	Put Options — (0.0)%
11	U.S. Treasury Notes 10 yr Future (CBOT), strike price $111, expires 8/22/08		(3,781)
	Total Options Written (premiums received-$241,683)		(150,778)
	Total Investments net of options written (cost-$182,972,410)	107.6%	181,427,251
	Other liabilities in excess of other assets	(7.6)%	(12,828,547)
	Net Assets	100.0%	$168,598,704

Notes to Schedule of Investments:

(a)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	When issued or delayed-delivery security. To be delivered after June 30, 2008.
(c)	Security in default.

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited) (continued)

(d)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(e)	Non-income producing.
(f)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(g)	Illiquid security.
(h)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(i)	Securities with an aggregate value of $241,050, representing 0.14% of net assets, have been fair-valued using methods as described in Note 1(a) in the Notes to Financial Statements.
(j)	Private Placement - Restriction as to resale and may not have a readily available market. Securities with an aggregate value of $2,683,366, representing 1.59% of net assets.

Glossary:

ADR - American Depositary Receipt

AMBAC - insured by American Municipal Bond Assurance Corp.

CBOT - Chicago Board of Trades

CMO - Collateralized Mortgage Obligation

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2008.

¥ - Japanese Yen

LIBOR - London Inter-Bank Offered Rate

MBS - Mortgage-Backed Securities

NR - Not Rated

OTC - Over-the-Counter

REIT - Real Estate Investment Trust

TBA - To Be Announced

VRN - Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2008.

See accompanying notes to financial statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(unaudited)

Assets:
Investments, at value (cost-$183,214,093)	$181,578,029
Cash (including foreign currency of $289,428 with a cost of $288,772)	291,943
Deposits with brokers for futures contracts collateral	270,000
Receivable for investments sold	1,252,062
Dividends and interest receivable	513,638
Unrealized appreciation of forward foreign currency contracts	468,745
Premium for swaps purchased	149,991
Unrealized appreciation of swaps	78,184
Tax reclaims receivable	31,958
Receivable for shares of beneficial interest sold	5,120
Receivable for variation margin on future contracts	1,313
Prepaid expenses	22,457
Total Assets	184,663,440

Liabilities:
Payable for investments purchased	14,584,263
Deferred trustee’s retirement plan expense	359,756
Unrealized depreciation of swaps	349,943
Unrealized depreciation of forward foreign currency contracts	226,046
Options written, at value (premiums received-$241,683)	150,778
Investment advisory fees payable	114,907
Premium for swaps sold	96,369
Payable for shares of beneficial interest redeemed	92,644
Payable for variation margin on future contracts	11,371
Accrued expenses	78,659
Total Liabilities	16,064,736
Net Assets	$168,598,704

Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$54,550
Paid-in-capital in excess of par	180,356,819
Undistributed net investment income	915,683
Accumulated net realized loss on investments	(11,164,774)
Net unrealized depreciation of investments, options written, swaps, futures contracts and foreign currency transactions	(1,563,574)
Net Assets	$168,598,704
Shares outstanding	5,455,048
Net asset value, offering price and redemption price per share	$30.91

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $29,729)	$1,185,330
Interest	1,106,665
Total investment income	2,291,995

Expenses:
Investment advisory fees	732,083
Custodian and accounting agent fees	60,656
Trustees’ fees and expenses	34,129
Shareholder communications	27,735
Audit and tax services	25,587
Transfer agent fees	15,533
Legal fees	11,784
Insurance expense	2,579
Miscellaneous	3,764
Total expenses	913,850
Less: custody credits earned on cash balances	(267)
Net expenses	913,583
Net investment income	1,378,412

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(10,517,818)
Options written	(288,630)
Swaps	238,347
Futures contracts	375,393
Foreign currency transactions	(42,368)
Net change in unrealized appreciation/depreciation of:
Investments	(10,623,724)
Options written	346,287
Swaps	(264,996)
Futures contracts	(586,191)
Foreign currency transactions	57,475
Net realized and change in unrealized loss on investments, options written, swaps, futures contracts and foreign currency transactions	(21,306,225)
Net decrease in net assets resulting from investment operations	$(19,927,813)

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2008 (unaudited)	Year ended December 31, 2007
Investment Operations:
Net investment income	$1,378,412	$3,513,089
Net realized gain (loss) on investments, options written, swaps, futures contracts and foreign currency transactions	(10,235,076)	14,533,902
Net change in unrealized depreciation of investments, options written, swaps, futures contracts and foreign currency transactions	(11,071,149)	(10,583,295)
Net increase (decrease) in net assets resulting from investment operations	(19,927,813)	7,463,696

Dividends and Distributions to Shareholders from:
Net investment income	(5,092,684)	(5,245,604)
Net realized gains	(14,227,485)	(17,689,623)
Total dividends and distributions to shareholders	(19,320,169)	(22,935,227)

Share Transactions:
Net proceeds from the sale of shares	672,749	1,989,040
Reinvestment of dividends and distributions	19,320,169	22,935,227
Cost of shares redeemed	(19,635,949)	(60,150,822)
Net increase (decrease) in net assets from share transactions	356,969	(35,226,555)
Total decrease in net assets	(38,891,013)	(50,698,086)

Net Assets:
Beginning of period	207,489,717	258,187,803
End of period (including undistributed net investment income of $915,683 and $4,629,955, respectively)	$168,598,704	$207,489,717

Shares Issued and Redeemed:
Issued	18,005	48,705
Issued in reinvestment of dividends and distributions	611,011	584,636
Redeemed	(546,099)	(1,485,460)
Net increase (decrease)	82,917	(852,119)

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2008	Year ended December 31
	(unaudited)	2007		2006	2005	2004	2003

Net asset value, beginning of period	$38.62		$41.48	$43.08	$42.73	$39.13	$32.77

Investment Operations:
Net investment income	0.36		0.73	0.81	0.65	0.48	0.56
Net realized and change in unrealized gain (loss) on investments, options written, swaps, futures and foreign currency transactions	(4.09)		0.48	2.96	1.55	3.70	6.42
Total from investment operations	(3.73)		1.21	3.77	2.20	4.18	6.98

Dividends and Distributions to Shareholders from:
Net investment income	(1.05)		(0.93)	(0.75)	(0.50)	(0.58)	(0.62)
Net realized gains	(2.93)		(3.14)	(4.62)	(1.35)	—	—
Total dividends and distributions to shareholders	(3.98)		(4.07)	(5.37)	(1.85)	(0.58)	(0.62)
Net asset value, end of period	$30.91		$38.62	$41.48	$43.08	$42.73	$39.13

Total Return (1)	(9.88)%		2.76%	9.65%	5.28%	10.77%	21.75%

Ratios/Supplemental data:
Net assets end of period (000’s)	$168,599		$207,490	$258,188	$329,661	$381,054	$413,796
Ratio of expenses to average net assets (2)	1.00	%(3)	0.95%	0.95%	0.91%	0.92%	0.93%
Ratio of net investment income to average net assets (2)	1.51	%(3)	1.46%	1.75%	1.41%	1.09%	1.49%
Portfolio turnover	84%		159%	151%	171%	111%	215%

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See (1)(N) in Notes to Financial Statements).
(3)	Annualized.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Managed Portfolio (the “Portfolio”), OpCap Mid Cap Portfolio, and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek growth of capital. It seeks to meet its objective by investing in common stocks, bonds, derivative instruments and cash equivalents, in varying percentages based on Oppenheimer Capital LLC’s (the “Sub-Adviser”) and Pacific Investment Management Company LLC’s (the “Fixed Income Sub-Adviser”) assessments of the relative outlook for such investments.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Portfolio management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at June 30, 2008.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a portfolio’s derivative and hedging activities. The Trust’s management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with references to securities whose prices are more readily available. Portfolio securities and other financial instruments other than debt securities, listed on a national securities exchange or traded in the over-the-counter

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in sixty days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Fair Value Measurements

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at June 30, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$121,341,421	$9,865
Level 2—Other Significant Observable Inputs	59,844,780	(10,477)
Level 3—Significant Unobservable Inputs	241,050	(18,583)
Total	$181,427,251	$(19,195)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(B)  Fair Value Measurement (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at June 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments
Beginning balance, 12/31/07	$484	$458
Net purchases (sales) and settlements	(14,548)	—
Accrued discounts (premiums)	—	—
Total realized and unrealized gain (loss)	839	(19,041)
Transfers in and/or out of Level 3	254,275	—
Ending balance, 6/30/08	$241,050	$(18,583)

(C)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(D)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(E)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(F)  Option Transactions

The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(F)  Option Transactions (continued)

increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in the Portfolio purchasing a security or currency at a price different from the current market value.

(G)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation (depreciation) of investments, options written, swaps, futures contracts and other assets and liabilities denominated in foreign currency. Net realized currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(H)  Forward Foreign Currency Contracts

The Portfolio enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(I)  Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities, equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Portfolio agrees to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(J)  Interest Rate/Credit Default Swaps

The Portfolio may enter into interest rate and credit default swap contracts (“swaps”) for investment purposes and/or to manage its interest rate and credit risk.

As a seller in a credit default swap contract, the Portfolio would be required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Portfolio would receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Portfolio would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Portfolio with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Portfolio are included as part of net realized gain (loss) and/or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap sold by the Portfolio, payment of the agreed upon amount made by the Portfolio in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Portfolio, the agreed upon amount received by the Portfolio in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Portfolio.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(K)  When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(L) Repurchase Agreements

The Portfolio enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(M)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(N)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(O)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2008, the Portfolio’s payable in connection with the Plan was $359,756, of which $4,270 was accrued during the six months ended June 30, 2008.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser will receive an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser/Distributor (continued)

obligated to waive that portion of the advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Investment Adviser has retained its affiliate the Sub-Adviser, to manage the Portfolio’s equity investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services. In addition, the Investment Adviser has retained its affiliate the Fixed Income Sub-Adviser, to manage the Portfolio’s fixed-income investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Fixed Income Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the six months ended June 30, 2008, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $160,228,385 and $172,731,954, respectively.

(a) Futures contracts outstanding at June 30, 2008:

Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Euribor Future, December 2008	2	$746	12/15/08	$79
Euribor Future, December 2008	12	2,799	12/17/08	(5,473)
Euribor Future, March 2009	2	746	3/16/09	(39)
Euribor Future, June 2009	1	373	6/15/09	(217)
Euribor Future, June 2009	7	1,634	6/17/09	(6,381)
Euribor Future, December 2009	1	233	12/16/09	(3,284)
Financial Future British Pound - 90 day, September 2008	32	7,475	9/30/08	(25,673)
Financial Future British Pound - 90 day, March 2009	18	4,201	3/18/09	(10,573)
Financial Future Euro - 90 day	6	1,456	9/15/08	3,150
Financial Future Euro - 90 day	34	8,230	12/15/08	116,663
Financial Future Euro - 90 day	14	3,384	3/16/09	(7,925)
Financial Future Euro - 90 day	30	7,235	6/15/09	(17,575)
Financial Future Euro - 90 day	25	6,013	9/14/09	(18,188)
Financial Future Euro - 90 day	7	1,679	12/14/09	(9,662)
Financial Future Euro - 90 day	5	1,197	3/15/10	(5,037)
				$9,865

The Portfolio pledged $270,000 in cash as collateral for futures contracts.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(3)  Investments in Securities (continued)

(b) Transactions in options written for the six months ended June 30, 2008:

	Contracts/ Notional Amount	Premiums
Options outstanding, December 31, 2007	9,000,022	$110,364
Options written	7,600,083	311,337
Options terminated in closing purchase transactions	(9,000,000)	(95,714)
Options assigned	(9)	(6,208)
Options expired	(74)	(78,096)
Options outstanding, June 30, 2008	7,600,022	$241,683

(c) Credit default swap contracts outstanding at June 30, 2008:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Bank of America:
GM Corp.	$100	3/20/13	8.95%	$(22,453)
GMAC	1,000	9/20/08	1.00%	(29,388)
SLM Corp.	100	3/20/09	4.55%	9

Barclays Bank:
Dow Jones CDX	300	12/20/12	0.758%	3,718
Dow Jones CDX	600	6/20/13	(1.55)%	2,796
GECC	500	3/20/11	0.62%	(8,837)
GECC	400	12/20/12	0.64%	(12,662)
Pemex	1,000	7/20/11	0.83%	4,063

Citigroup:
Dow Jones CDX High Yield	500	6/20/12	2.144%	(31,524)
SLM Corp.	100	3/20/13	4.85%	3,284

Deutsche Bank:
AIG	100	3/20/13	1.97%	(144)
American Express	100	3/20/13	1.75%	322
Dow Jones CDX	300	12/20/12	0.708%	2,301
Dow Jones CDX	200	6/20/13	(1.55)%	81
Wachovia	100	3/20/13	1.52%	(1,996)

Goldman Sachs:
Bank of America	100	3/20/13	0.82%	(971)
Dow Jones CDX	800	6/20/13	(1.55)%	5,361
GM Corp.	100	3/20/13	9.05%	(22,203)

Lehman Brothers:
AIG	200	3/20/13	2.056%	400
Metlife	100	3/20/13	2.05%	4,334

Royal Bank of Scotland:
CIT Group	100	3/20/13	5.17%	(6,244)
Wachovia	200	3/20/13	3.02%	8,090

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(3)  Investments in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
UBS: BRL-CDI-Compounded	$100	6/20/13	(1.55)%	$(61)
				$(101,724)

(d) Interest rate swap agreements outstanding at June 30, 2008:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation (Depreciation)
Bank of America	$700	6/17/10	3-Month USD-LIBOR	4.00%	$1,867
Bank of America	100	12/17/38	5.00%	3-Month USD-LIBOR	(1,776)
Barclays Bank	£700	12/20/08	6-Month GBP-LIBOR	6.00%	(3,707)
Barclays Bank	400	3/20/09	6-Month GBP-LIBOR	6.00%	(3,986)
Barclays Bank	400	6/15/09	6-Month GBP-LIBOR	5.00%	2,402
Barclays Bank	BRL 400	1/4/10	BRL-CDI-Compounded	11.36%	(11,076)
Barclays Bank	$100	12/17/28	5.00%	3-Month USD-LIBOR	(598)
BNP Paribas	BRL 100	1/4/10	5-Year French CPI Ex Tobacco Daily Reference Index	12.67%	(1,283)
Citigroup	$100	12/17/28	5.00%	3-Month USD-LIBOR	(265)
Credit Suisse First Boston	BRL 100	1/4/10	6-Month GBP-LIBOR	12.41%	(1,267)
Deutsche Bank	£400	12/20/08	6-Month GBP-LIBOR	6.00%	(2,236)
Deutsche Bank	200	12/15/36	4.00%	6-Month GBP-LIBOR	(2,652)
Goldman Sachs	800	6/15/09	6-Month GBP-LIBOR	5.00%	(938)
Goldman Sachs	£1,900	6/15/09	6-Month GBP-LIBOR	6.00%	(1,924)
Goldman Sachs	BRL 100	1/4/10	BRL-CDI-Compounded	11.465%	(2,630)
Goldman Sachs	€100	3/30/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.96%	(5,898)
Goldman Sachs	£100	12/15/36	4.00%	6-Month GBP-LIBOR	13,437
Goldman Sachs	100	12/15/36	5.50%	6-Month GBP-LIBOR	(4,229)
Lehman Brothers	800	9/20/09	6-Month GBP-LIBOR	4.50%	(37,363)
Lehman Brothers	$500	6/17/10	3-Month USD-LIBOR	4.00%	1,503
Lehman Brothers	100	12/17/18	3-Month USD-LIBOR	5.00%	(1,208)
Merrill Lynch	BRL 300	1/4/10	BRL-CDI-Compounded	11.43%	(8,026)
Merrill Lynch	200	1/4/10	BRL-CDI-Compounded	12.948%	(1,609)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(3)  Investments in Securities (continued)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation (Depreciation)
Merrill Lynch	BRL 400	1/2/12	BRL-CDI-Compounded	11.98%	$(15,225)
Merrill Lynch	300	1/2/12	BRL-CDI-Compounded	12.54%	(7,070)
Merrill Lynch	$400	12/17/23	5.00%	3-Month USD-LIBOR	6,000
Merrill Lynch	2,000	12/17/28	5.00%	3-Month USD-LIBOR	4,089
Merrill Lynch	£200	12/15/35	4.00%	6-Month GBP-LIBOR	8,704
Morgan Stanley	BRL 400	1/4/10	BRL-CDI-Compounded	12.78%	(4,229)
Morgan Stanley	€600	10/15/10	3-Month USD-LIBOR	2.09%	(13,904)
Morgan Stanley	$1,400	12/17/10	3-Month USD-LIBOR	4.00%	(10,447)
Morgan Stanley	100	12/17/18	5.00%	BRL-CDI-Compounded	(1,110)
Morgan Stanley	1,000	12/17/38	5.00%	3-Month USD-LIBOR	(21,265)
Royal Bank of Scotland	£400	3/20/09	6-Month GBP-LIBOR	6.00%	(4,185)
Royal Bank of Scotland	100	6/15/09	3-Month USD-LIBOR	5.00%	(40)
Royal Bank of Scotland	$200	12/17/10	3-Month USD-LIBOR	4.00%	(811)
Royal Bank of Scotland	€100	3/28/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	(4,801)
Royal Bank of Scotland	£100	12/15/36	4.00%	6-Month GBP-LIBOR	4,837
Royal Bank of Scotland	$300	12/17/38	5.00%	3-Month USD-LIBOR	586
UBS	AUD 1,500	9/15/09	3-Month Australian Bank Bill	7.00%	(14,802)
UBS	100	3/15/10	3-Month Australian Bank Bill	7.50%	(63)
UBS	AUD 500	3/15/11	3-Month Australian Bank Bill	7.50%	(5,162)
UBS	BRL 400	1/2/12	BRL-CDI-Compounded	10.575%	(17,675)
					$(170,035)

AUD - Australian Dollar

BRL - Brazilian Real

CDI - Credit Default Swap Index

CPI - Consumer Price Index

EUR/€ - Euros

GBP/£ - British Pound

LIBOR - London Inter-Bank Offered Rate

TIIE - Inter-bank Equilibrium Interest Rate

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(3)  Investments in Securities (continued)

(e) Forward foreign currency contracts outstanding at June 30, 2008:

	U.S. $ Value Origination Date	U.S. $ Value June 30, 2008	Unrealized Appreciation (Depreciation)

Purchased:
2,967,054 Brazilian Real, settling 7/2/08	$1,472,111	$1,864,521	$392,410
1,914,258 Brazilian Real, settling 12/2/08	1,124,711	1,158,230	33,519
6,651,968 Indian Rupee, settling 11/12/08	164,609	151,602	(13,007)
617,400 Indonesian Rupiah, settling 10/29/08	64,853	65,471	618
2,700 Kuwaiti Dinar, settling 4/16/09	10,343	10,232	(111)
150,865 Malaysian Ringgit, settling 11/12/08	46,998	46,211	(787)
188,564 Malaysian Ringgit, settling 2/12/09	59,000	57,806	(1,194)
977,894 Mexican Peso, settling 7/10/08	87,830	94,758	6,928
1,535,050 Philippines Peso, settling 8/22/08	35,264	34,050	(1,214)
307,574 Polish Zloty, settling 7/10/08	112,018	144,463	32,445
98,000 Russian Ruble, settling 7/10/08	4,129	4,179	50
98,000 Russian Ruble, settling 11/19/08	3,951	4,158	207
36,300 Saudi Riyal, settling 4/16/09	9,812	9,733	(79)
230,423 Singapore Dollar, settling 11/21/08	168,900	170,661	1,761
48,000 South African Rand, settling 7/10/08	7,090	6,115	(975)
48,000 South African Rand, settling 12/10/08	5,699	5,871	172
101,667,388 South Korean Won, settling 8/4/08	109,234	97,051	(12,183)
35,900 United Arab Emirates Dirham, settling 4/16/09	9,955	9,865	(90)

Sold:
2,967,054 Brazilian Real, settling 7/2/08	1,769,045	1,864,520	(95,476)
556,323 Brazilian Real, settling 12/2/08	307,000	336,605	(29,605)
502,000 British Pound, settling 8/11/08	991,185	995,822	(4,637)
152,000 Euro, settling 7/24/08	236,568	239,184	(2,616)
2,017,320 Indian Rupee, settling 11/12/08	46,525	45,976	549
208,408,000 Japanese Yen, settling 7/28/08	1,933,284	1,969,170	(35,886)
977,894 Mexican Peso, settling 7/10/08	88,401	94,758	(6,357)
307,574 Polish Zloty, settling 7/10/08	122,948	144,463	(21,515)
98,000 Russian Ruble, settling 7/10/08	4,122	4,179	(57)
98,000 Russian Ruble, settling 5/16/09	4,035	4,115	(80)
48,000 South African Rand, settling 12/10/08	5,937	6,114	(177)
101,667,388 South Korean Won, settling 8/4/08	97,137	97,051	86
			$242,699

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(4)  Income Tax Information

The cost basis of portfolio securities of $182,214,093 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $14,588,462; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $16,224,526; net unrealized depreciation for federal income tax purposes is $1,636,064.

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end portfolios for which one of the Affiliates serves as investment adviser and the Distributor serves as principal Underwriter. The settlements related to an alleged “market timing” arrangement in certain open-end portfolios formerly sub-advised by one of the Affiliates. The Affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements proceedings discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Managed Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 11, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Trust management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $509.1 million as of December 31, 2007. Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $801.1 billion as of December 31, 2007, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Advisers’ personnel, including research services available to the Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

Premier VIT
OpCap Managed Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited) (continued)

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser and Sub-Advisers in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees noted that the OpCap Managed Portfolio had underperformed its Lipper median and average peer group and its benchmark, S&P 500 Index, for the one-year, three-year, five-year and the ten-year periods but had outperformed its benchmark, for the since inception period ended December 31, 2007. The Trustees also noted that the Portfolio’s expense ratio was slightly above the Lipper median and average for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Portfolio than the Lipper median and average for its peer group.

The Trustees considered the profitability analysis. They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated somewhat compared to an anlysis that included such overhead costs.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios.

The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser or the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

In considering potential economies of scale, the Trustees noted that the Portfolio’s proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached sufficient size such that its other expenses may be allocated among a larger asset and shareholder base. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the reasonableness of the management fee rates payable under the Agreements.

Premier VIT
OpCap Managed Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited) (continued)

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Advisers’ responses and efforts relating to investment performance.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Fixed-Income Sub-Adviser
Pacific Investment Management Co. LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent
State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent
PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Mid Cap Portfolio

Semi-Annual Report
June 30, 2008

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

Letter to Shareholders

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Premier VIT—OpCap Mid Cap Portfolio (the “Portfolio”) for the six months ended June 30, 2008.

The period was marked by significant volatility and an overall decline for equity markets globally. Rapidly rising energy costs combined with lingering weakness in credit markets and the financial sector, producing a broad retrenchment. The Standard & Poor’s 500 Index, which measures U.S. stock market performance, returned -11.91% for the period. Within the S&P 500, the financials sector led the decline for the period and only the energy and materials sectors posted positive results. U.S. mid and small capitalization stocks outperformed large caps. Growth stocks outperformed value stocks at every capitalization level.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2008 Semi-Annual Report

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2008 Semi-Annual Report

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

•  U.S. stocks moved lower during the six months ended June 30, 2008. Concerns over record oil prices, the U.S. credit crisis, slowing growth and rising inflation all contributed to a cautious mood that weighed most on financials and consumer discretionary stocks. Energy stocks advanced with soaring oil prices. Stocks from all capitalization segments retreated, with mid caps holding up better than large and small caps. Growth-oriented issues outperformed value.

•  In financials, which detracted from Portfolio performance, shares of CIT Group and Capital Source fell amid tight credit conditions and the economic downturn. CIT Group shares fell on concerns over credit quality and liquidity. The company offers Small Business Administration loans, leasing and vendor financing and factoring services. CapitalSource, a commercial lending and asset management business, declined on analyst downgrades and the termination of its merger agreement with TierOne.

•  Among industrials, which detracted from Portfolio performance, Spirit Aerosystems, the world’s largest independent supplier of commercial airplane assemblies and components, posted declines after the company announced earnings short of forecasts and said assembly delays in Boeing’s 787 Dreamliner program may hurt profits in 2008.

•  In energy, which contributed positively to returns, shares of independent oil and gas producer Petrohawk rose on reports of growing reserves and access to several oil-rich areas. Comstock Resources shares rose steadily as analysts noted that the company’s focus on natural gas and successful strategy of growth through acquisitions and development will likely continue to thrive.

•  In the materials sector, which contributed positively to Portfolio returns during the period, burgeoning global demand for grains and oilseeds coupled with food supplies tightened by storms and flooding boosted the outlook for fertilizer supplier Mosaic. Fundamentals for fertilizers continue to strengthen, as farmers strive to increase yields to capitalize on record corn prices.

Total Returns for the periods ended 6/30/08 (*Average Annual Total Return)

	Six Months	1 year	5 year*	Inception*† (2/9/98)
OpCap Mid Cap Portfolio	(3.01)%	(4.43)%	14.29%	11.91%
S&P 400 Mid-Cap	(3.90)%	(7.34)%	12.61%	10.51%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assume reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total return for a period of less than one year is not annualized.

†  The Portfolio commenced operations on 2/9/98. Index comparisons commenced on 1/31/98.

Shareholder Expense Example for the period ended 6/30/08

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$969.90	$4.70
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.09	$4.82

Expenses are equal to the Portfolio’s annualized expense ratio of 0.96%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/08
(% of net assets)

Oil & Gas	20.2%
Electronics	8.3%
Materials & Processing	5.8%
Chemicals	5.7%
U.S. Government Agency Securities	5.6%
Utilities	4.8%
Drugs & Medical Products	4.2%
Insurance	4.1%
Aerospace/Defense	4.1%
Healthcare & Hospitals	4.1%

2008 Semi-Annual Report

Premier VIT
OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited)

Shares		Value
	COMMON STOCK — 94.3%
	Aerospace/Defense — 4.1%
30,200	Goodrich Corp.	$1,433,292
23,900	Rockwell Collins, Inc.	1,146,244
54,800	Spirit Aerosystems Holdings, Inc. (a)	1,051,064
		3,630,600

	Apparel & Textiles — 3.6%
70,850	Iconix Brand Group, Inc. (a)	855,868
18,900	Polo Ralph Lauren Corp.	1,186,542
44,100	Wolverine World Wide, Inc.	1,176,147
		3,218,557

	Automotive — 1.5%
57,700	ArvinMeritor, Inc.	720,096
35,300	Goodyear Tire & Rubber Co. (a)	629,399
		1,349,495

	Building/Construction — 2.6%
70,600	D.R. Horton, Inc.	766,010
21,300	Foster Wheeler Ltd. (a)	1,558,095
		2,324,105

	Chemicals — 5.7%
11,400	CF Industries Holdings, Inc.	1,741,920
24,300	Cytec Industries, Inc.	1,325,808
14,100	Mosaic Co. (a)	2,040,270
		5,107,998

	Commercial Services — 2.6%
23,100	ChoicePoint, Inc. (a)	1,113,420
34,000	Weight Watchers International, Inc.	1,210,740
		2,324,160

	Consumer Discretionary — 0.8%
37,790	Bare Escentuals, Inc. (a)	707,807

	Consumer Services — 2.3%
42,500	Monster Worldwide, Inc. (a)	875,925
53,688	Royal Caribbean Cruises Ltd.	1,206,369
		2,082,294

	Consumer Staples — 2.4%
31,400	Lorillard, Inc. (a)	2,171,624

	Drugs & Medical Products — 4.2%
29,200	Forest Laboratories, Inc. (a)	1,014,408
27,400	United Therapeutics Corp. (a)	2,678,350
		3,692,758
	Electronics — 8.3%
18,900	Ametek, Inc.	892,458
52,100	Amphenol Corp.	2,338,248
55,000	EnerSys (a)	1,882,650
35,600	Waters Corp. (a)	2,296,200
		7,409,556

	Financial Services — 1.8%
40,400	Assured Guaranty Ltd.	726,796
34,000	Prosperity Bancshares, Inc.	908,820
		1,635,616

	Healthcare & Hospitals — 4.1%
19,032	DaVita, Inc. (a)	1,011,170
18,000	Health Net, Inc. (a)	433,080
31,000	Laboratory Corp. of America Holdings (a)	2,158,530
		3,602,780

	Insurance — 4.1%
28,000	Assurant, Inc.	1,846,880
26,400	Platinum Underwriters Holdings Ltd.	860,904
20,900	Stancorp Financial Group, Inc.	981,464
		3,689,248

	Materials & Processing — 5.8%
16,700	Nucor Corp.	1,246,989
16,900	PPG Industries, Inc.	969,553
9,750	Precision Castparts Corp.	939,608
5,800	Vallourec S.A.	2,029,846
		5,185,996

	Metals & Mining — 2.1%
10,150	U.S. Steel Corp.	1,875,517

	Oil & Gas — 20.2%
34,300	Comstock Resources, Inc. (a)	2,895,949
55,000	EXCO Resources, Inc. (a)	2,030,050
27,600	Nabors Industries Ltd. (a)	1,358,748
26,000	National-Oilwell Varco, Inc. (a)	2,306,720

Premier VIT
OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited) (continued)

Shares			Value
	COMMON STOCK (continued)
	Oil & Gas (continued)
39,600	Newfield Exploration Co. (a)		$2,583,900
46,100	PetroHawk Energy Corp. (a)(b)		2,134,891
13,600	Range Resources Corp.		891,344
29,300	Unit Corp. (a)		2,431,021
44,200	Vectren Corp.		1,379,482
			18,012,105

	Real Estate (REIT) — 3.2%
11,500	AMB Property Corp.		579,370
43,300	Annaly Capital Management, Inc.		671,583
68,500	CapitalSource, Inc.		758,980
27,200	Nationwide Health Properties, Inc.		856,528
			2,866,461

	Retail — 1.8%
18,100	Advance Auto Parts, Inc.		702,823
20,700	Nordstrom, Inc.		627,210
12,100	PetSmart, Inc.		241,395
			1,571,428

	Semi-conductors — 2.9%
28,400	ASML Holding NV		692,960
168,400	Teradyne, Inc. (a)		1,864,188
			2,557,148

	Technology — 1.0%
39,900	Molex, Inc.		914,109

	Telecommunications — 3.3%
81,600	Ciena Corp. (a)		1,890,672
22,200	NII Holdings, Inc. (a)		1,054,278
			2,944,950

	Transportation — 1.1%
47,100	UTI Worldwide, Inc.		939,645

	Utilities — 4.8%
12,342	Constellation Energy Group, Inc.		1,013,278
31,500	DPL, Inc.		830,970
43,500	NRG Energy, Inc. (a)		1,866,150
16,000	SCANA Corp.		592,000
			4,302,398
	Total Common Stock (cost-$80,842,495)		84,116,355

	EXCHANGE-TRADED FUND — 2.5%
41,200	iShares Dow Jones U.S. Technology Sector Index Fund (cost-$2,410,007)		2,234,276

Principal
Amount
(000s)

	U.S. GOVERNMENT AGENCY SECURITIES — 5.6%
$4,960	Federal Home Loan Bank, 2.00%, 7/1/08 (cost-$4,960,000)		4,960,000
	Total Investments before options written (cost-$88,212,502) — 102.4%		91,310,631

Contracts

	OPTIONS WRITTEN (a) — (0.1)%
	Call Options — (0.1)%
61	PetroHawk Energy Corp. (CBOE), strike price $40, expires 7/19/08 (premiums received-$6,690)		(43,920)
	Total Investments net of options written (cost-$88,205,812) — 102.3%		91,266,711
	Liabilities in excess of other assets	(2.3%	(2,091,810)
	Net Assets	100.0%	$89,174,901

Notes to Schedule of Investments:

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written.

Glossary:

CBOE - Chicago Board Options Exchange

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(unaudited)

Assets:
Investments, at value (cost-$88,212,502)	$91,310,631
Cash	4,663
Foreign currency, at value (cost-$53,547)	54,372
Receivable for investments sold	4,503,056
Receivable for shares of beneficial interest sold	930,100
Dividends receivable	93,779
Total Assets	96,896,601

Liabilities:
Payable for investments purchased	6,386,381
Payable for shares of beneficial interest redeemed	1,201,395
Investment advisory fees payable	61,046
Options written, at value (premiums received-$6,690)	43,920
Deferred trustees’ retirement plan expense	3,743
Accrued expenses	25,215
Total Liabilities	7,721,700
Net Assets	$89,174,901

Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$61,920
Paid-in-capital in excess of par	91,557,548
Undistributed net investment income	259,342
Accumulated net realized loss on investments	(5,765,633)
Net unrealized appreciation of investments, options written and foreign currency transactions	3,061,724
Net Assets	$89,174,901
Shares outstanding	6,191,981
Net asset value, offering price and redemption price per share	$14.40

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $10,918)	$578,085
Interest	60,156
Total investment income	638,241
Expenses:
Investment advisory fees	328,120
Custodian and accounting agent fees	24,285
Trustees’ fees and expenses	10,285
Shareholder communications	9,820
Audit and tax services	8,366
Transfer agent fees	6,764
Legal fees	3,998
Miscellaneous	2,003
Total expenses	393,641
Less: custody credits earned on cash balances	(379)
Net expenses	393,262
Net investment income	244,979
Realized and Change in Unrealized Gain (Loss):
Net realized loss on:
Investments	(4,634,913)
Options written	(53,511)
Foreign currency transactions	(694)
Net change in unrealized appreciation/depreciation of:
Investments	1,843,094
Options written	(37,230)
Foreign currency transactions	825
Net realized and change in unrealized loss on investments, options written and foreign currency transactions	(2,882,429)
Net decrease in net assets resulting from investment operations	$(2,637,450)

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2008 (unaudited)	Year ended December 31, 2007
Investment Operations:
Net investment income	$244,979	$349,431
Net realized gain (loss) on investments, options written and foreign currency transactions	(4,689,118)	6,730,350
Net change in unrealized appreciation/depreciation of investments, options written and foreign currency transactions	1,806,689	(1,984,404)
Net increase (decrease) in net assets resulting from investment operations	(2,637,450)	5,095,377
Dividends and Distributions to Shareholders from:
Net investment income	(305,171)	(113,278)
Net realized gains	(7,404,447)	(2,096,125)
Total dividends and distributions to shareholders	(7,709,618)	(2,209,403)
Share Transactions:
Net proceeds from the sale of shares	57,516,262	69,577,400
Reinvestment of dividends and distributions	7,709,618	2,209,403
Cost of shares redeemed	(45,888,315)	(63,634,569)
Net increase in net assets from share transactions	19,337,565	8,152,234
Total increase in net assets	8,990,497	11,038,208
Net Assets:
Beginning of period	80,184,404	69,146,196
End of period (including undistributed net investment income of $259,342 and $319,534, respectively)	$89,174,901	$80,184,404
Shares Issued and Redeemed:
Issued	3,678,494	4,251,479
Issued in reinvestment of dividends and distributions	523,751	133,901
Redeemed	(2,957,644)	(3,877,085)
Net Increase	1,244,601	508,295

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2008		Year ended December 31
	(unaudited)		2007	2006		2005		2004		2003
Net asset value, beginning of period	$16.21		$15.58	$15.93		$14.29		$14.27		$12.13
Investment Operations:
Net investment income (loss)	0.03		0.08	0.03		(0.05)		(0.07)		0.00	*
Net realized and change in unrealized gain (loss) on investments, options written and foreign currency transactions	(0.49)		1.06	1.89		2.29		2.78		3.84
Total from investment operations	(0.46)		1.14	1.92		2.24		2.71		3.84
Dividends and Distributions to Shareholders from:
Net investment income	(0.05)		(0.03)	—		—		(0.02)		—
Net realized gains	(1.30)		(0.48)	(2.27)		(0.60)		(2.67)		(1.70)
Total dividends and distributions to shareholders	(1.35)		(0.51)	(2.27)		(0.60)		(2.69)		(1.70)
Net asset value, end of period	$14.40		$16.21	$15.58		$15.93		$14.29		$14.27
Total Return (1)	(3.01)%		7.23%	13.06%		16.18%		19.34%		32.42%
Ratios/Supplemental data:
Net assets end of period (000’s)	$89,175		$80,184	$69,146		$9,949		$9,861		$11,635
Ratio of expenses to average net assets (2)	0.96	%(4)	0.99%	1.01	%(3)	1.07	%(3)	1.03	%(3)	1.02	%(3)
Ratio of net investment income (loss) to average net assets	0.60	%(4)	0.46%	0.31	%(3)	(0.32	)%(3)	(0.47	)%(3)	0.03	%(3)
Portfolio Turnover	71%		140%	100%		66%		60%		81%

*     Less than $0.005 per share

(1)   Assumes reinvestment of all dividends and distributions.

(2)   Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See 1(J) in Notes to Financial Statements).

(3)   During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 1.03% and 0.29%, respectively, for the year ended December 31, 2006; 1.54% and (0.79)%, respectively for the year ended December 31, 2005; 1.30% and (0.74)%, repectively for the year ended December 31, 2004 and 1.26% and (0.22)%, spectively for the year ended December 31, 2003.

(4)   Annualized.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio (the “Portfolio”), and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is a majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is long-term capital appreciation. It seeks to meet it’s objective, under normal conditions, by investing at least 80% of its net assets, plus the amount of any borrowing for investment purposes in equity securities of companies with market capitalization between $500 million and $15 billion at the time of purchase that Oppenheimer Capital believes are under valued in the market place.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general identifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Trust’s management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at June 30, 2008.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a portfolio’s derivative and hedging activities. The Portfolio’s management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

quoted bid price. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Fair Value Measurement

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$84,276,865
Level 2 – Other Significant Observable Inputs	6,989,846
Level 3 – Significant Unobservable Inputs	—
Total	$91,266,711

(C)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be composed of dividends, realized gains and return of capital. The payments may initially be

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(C)  Investment Transactions and Other Income (continued)

recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(D)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(E)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gains (loss) is included in net realized and change in unrealized gain (loss) on investments.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments, options written and foreign currency transactions. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(F)  Option Transactions

When an option is written, the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in the Portfolio purchasing a security or currency at a price different from the current market value.

(G)  Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(G)  Repurchase Agreements (continued)

of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(H)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(I)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that Portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(J)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(K)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2008, the Portfolio’s payable in connection with the Plan was $3,743, of which $943 was accrued during six months ended June 30, 2008.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has entered into an Investment Management Agreement (the “Agreement”) with the Investment Adviser to serve as investment adviser of the Portfolio. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser/Distributor (continued)

The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

At June 30, 2008, 91.0% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3)  Investments in Securities

For the six months ended June 30, 2008, purchases and sales of securities, other than short-term securities and U.S. government obligations aggregated $69,260,935 and $55,685,905, respectively.

(a) Transactions in options written for the six months ended June 30, 2008:

	Contracts	Premiums
Options outstanding, December 31, 2007	—	$—
Options written	305	33,327
Options terminated in closing purchase transactions	(244)	(26,637)
Options outstanding, June 30, 2008	61	$6,690

(4)  Income Tax Information

The cost basis of portfolio securities of $88,212,502 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $8,680,279; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $5,582,150; net unrealized appreciation for federal income tax purposes is $3,098,129.

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end portfolios for which one of the Affiliates serves as investment adviser and the Distributor serves as principal underwriter. The settlements related to an alleged “market timing” arrangement in certain open-end portfolios formerly sub-advised by one of the Affiliates. The Affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements proceedings discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Mid Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 11, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $509.1 million as of December 31, 2007. Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $801.1 billion as of December 31, 2007, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Advisers’ personnel, including research services available to the Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and

Premier VIT
OpCap Mid Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited) (continued)

Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser and Sub-Advisers in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees noted that the Mid Cap Portfolio had outperformed its Lipper median and average peer group for the one-year, three-year and five-year periods ended December 31, 2007. The Trustees also noted that the Portfolio had outperformed its benchmark, the S&P 400 Index, for the three-year, five-year and the since inception periods ended December 31, 2007, but had underperformed the benchmark for the one-year period ended December 31, 2007. The Trustees also noted that the Portfolio’s expense ratio (after taking into account waivers) was slightly above the Lipper median and average for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Portfolio than the Lipper median and average for its peer group.

The Trustees considered the profitability analysis. They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated somewhat compared to an anlysis that included such overhead costs.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios.

The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser or the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

In considering potential economies of scale, the Trustees noted that the Portfolio’s proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached sufficient size such that its other expenses may be allocated among a larger asset and shareholder base. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the reasonableness of the management fee rates payable under the Agreements.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Advisers’ responses and efforts relating to investment performance.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Financial Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PNC Global Investment Services
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Small Cap Portfolio

Semi-Annual Report
June 30, 2008

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

Letter to Shareholders

Dear Shareholder:

We are pleased to provide you with the semi-annual report for Premier VIT—OpCap Small Cap Portfolio (the “Portfolio”) for the six months ended June 30, 2008.

The period was marked by significant volatility and an overall decline for equity markets globally. Rapidly rising energy costs combined with lingering weakness in credit markets and the financial sector, producing a broad retrenchment. The Standard & Poor’s 500 Index, which measures U.S. stock market performance, returned -11.91% for the period. Within the S&P 500, the financials sector led the decline for the period and only the energy and materials sectors posted positive results. U.S. mid and small capitalization stocks outperformed large caps. Growth stocks outperformed value stocks at every capitalization level.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2008 Semi-Annual Report

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the SEC’s website at www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the SEC’s website at www.sec.gov.

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2008 Semi-Annual Report

2008 SEMI-ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

(unaudited)

•  U.S. stocks moved lower in the six months ended June 30, 2008. Concerns over record oil prices, the U.S. credit crisis, slowing growth and rising inflation all contributed to a cautious mood that weighed most on financials and consumer discretionary stocks. Energy stocks advanced with soaring oil prices. Stocks from all capitalization segments retreated, with mid caps holding up better than large and small caps. Growth-oriented issues outperformed value.

•  Among financials, which detracted from Portfolio performance, Boston Private Financial Holdings, share price declined due to further deterioration in the housing market and the investment manager’s announcement that it would put away more money to prepare for losses on unpaid loans. Boston Private has approximately $700 million in construction loans in Florida and Southern California.

•  In the industrials sector, which detracted from Portfolio performance, shares of AAR fell along with a downturn in the aerospace and defense industries. Analysts cited concerns that rising fuel costs and a softening economy would outweigh AAR’s otherwise solid fundamentals. The combined forces of higher fuel prices and economic slowing also caused a decline in the Portfolio’s position in Republic Airways, which runs commuter routes under several brand names.

•  In the consumer discretionary sector, apparel retailers Gymboree and Aeropostale contributed positively to relative returns. Gymboree reported sales and profits from the 2007 Christmas season more than doubled analysts’ expectations. Gymboree also provided upbeat guidance for 2008. Retailers serving children’s and teen’s markets have brightened a lackluster retail sector, giving credence to the adage parents will do without so their children don’t have to.

•  Among utilities, which contributed positively to Portfolio performance, shares of Vectren rose on continued investor interest for utility and energy stocks. The Indiana-based gas and electric service provider company anticipates natural gas prices for the coming winter will be much greater than in past years due to increased demand.

Total Returns for the periods ended 6/30/08 (* Average Annual Total Return)

	Six months	1 year	5 year*	10 year*
OpCap Small Cap Portfolio	(12.04)%	(17.86)%	9.85%	7.39%
Russell 2000 Index	(9.37)%	(16.19)%	10.29%	5.53%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total return for a period of less than one year is not annualized.

Shareholder Expense Example for the period ended 6/30/08

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$879.60	$4.53
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.04	$4.87

Expenses are equal to the Portfolio’s annualized expense ratio of 0.97%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/08
(% of net assets)

Healthcare & Hospitals	11.9%
Financial Services	10.4%
Oil & Gas	9.6%
Telecommunications	5.5%
Apparel & Textiles	5.1%
Real Estate	4.8%
Semi-conductors	4.8%
Commercial Services	4.4%
Retail	4.2%
Utilities	4.0%

2008 Semi-Annual Report

Premier VIT
OpCap Small Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited)

Shares		Value
	COMMON STOCK — 96.2%
	Aerospace/Defense — 2.0%
72,400	AAR Corp. (a)	$979,572
26,700	Esterline Technologies Corp. (a)	1,315,242
		2,294,814

	Airlines — 0.8%
106,700	Republic Airways Holdings, Inc. (a)	924,022

	Apparel & Textiles — 5.1%
167,500	Iconix Brand Group, Inc. (a)	2,023,400
129,000	Maidenform Brands, Inc. (a)	1,741,500
73,700	Wolverine World Wide, Inc.	1,965,579
		5,730,479

	Capital Goods — 3.5%
76,800	EnerSys (a)	2,628,864
164,300	Flow International Corp. (a)	1,281,540
		3,910,404

	Commercial Services — 4.4%
96,400	Geo Group, Inc. (a)	2,169,000
163,800	Global Cash Access Holdings, Inc. (a)	1,123,668
30,900	Macquarie Infrastructure Co. LLC	781,461
40,900	Mobile Mini, Inc. (a)	818,000
		4,892,129

	Computer Services — 1.3%
32,500	CACI International, Inc., Class A (a)	1,487,525

	Computer Software — 3.2%
73,300	Blackbaud, Inc.	1,568,620
56,600	Commvault Systems, Inc. (a)	941,824
214,700	Glu Mobile, Inc. (a)	1,037,001
		3,547,445

	Consumer Discretionary — 2.1%
277,000	Leapfrog Enterprises, Inc. (a)	2,304,640

	Diversified Manufacturing — 1.0%
59,600	Hexcel Corp. (a)	1,150,280

	Energy — 0.5%
7,600	Exterran Holdings, Inc. (a)	543,324

	Financial Services — 10.4%
19,100	Affiliated Managers Group, Inc. (a)	1,720,146
78,700	Boston Private Financial Holdings, Inc.	446,229
16,854	City National Corp.	709,048
78,690	Encore Bancshares, Inc. (a)	1,231,499
66,400	Investment Technology Group, Inc. (a)	2,221,744
52,100	Pacific Capital Bancorp	717,938
63,100	Prosperity Bancshares, Inc.	1,686,663
88,400	Renasant Corp.	1,302,132
64,900	Signature Bank (a)	1,671,824
		11,707,223

	Food & Beverage — 1.4%
57,800	Papa John’s International, Inc. (a)	1,536,902

	Healthcare & Hospitals — 11.9%
61,300	Abaxis, Inc. (a)	1,479,169
35,100	Emergency Medical Services Corp. (a)	794,313
45,600	Immucor, Inc. (a)	1,180,128
105,800	IPC The Hospitalist Co., Inc. (a)	1,991,156
27,700	Kendle International, Inc. (a)	1,006,341
131,100	Merit Medical Systems, Inc. (a)	1,927,170
84,200	Omnicell, Inc. (a)	1,109,756
67,100	Power Medical Interventions, Inc. (a)	372,405
55,800	SonoSite, Inc. (a)	1,562,958
122,100	Symmetry Medical, Inc. (a)	1,980,462
		13,403,858

	Insurance — 3.7%
50,565	Assured Guaranty Ltd.	909,664
58,300	Delphi Financial Group, Inc., Class A	1,349,062
45,000	First Mercury Financial Corp. (a)	793,800
22,200	RLI Corp.	1,098,234
		4,150,760

	Machinery — 1.9%
24,130	Astec Industries, Inc. (a)	775,538
58,500	Columbus Mckinnon Corp. (a)	1,408,680
		2,184,218

	Metal Fabricate/Hardware — 1.5%
57,800	AM Castle & Co.	1,653,658

Premier VIT
OpCap Small Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2008
(unaudited) (continued)

Shares			Value
	Metals & Mining — 1.5%
52,400	Dynamic Materials Corp.		$1,726,580

	Multi-Media — 1.7%
120,900	World Wrestling Entertainment, Inc.		1,870,323

	Oil & Gas — 9.6%
36,600	Berry Petroleum Co., Class A		2,155,008
71,800	EXCO Resources, Inc. (a)		2,650,138
66,700	Matrix Service Co. (a)		1,538,102
83,400	Rosetta Resources, Inc. (a)		2,376,900
24,300	Unit Corp. (a)		2,016,171
			10,736,319

	Pharmaceuticals — 2.3%
81,300	Perrigo Co.		2,582,901

	Real Estate (REIT) — 4.8%
85,100	Anworth Mortgage Asset Corp.		554,001
45,400	Capstead Mortgage Corp.		492,590
57,400	Cousins Properties, Inc.		1,325,940
95,200	Dupont Fabros Technology, Inc.		1,774,528
124,900	Medical Properties Trust, Inc.		1,263,988
			5,411,047

	Retail — 4.2%
36,100	Aeropostale, Inc. (a)		1,131,013
148,300	Carrols Restaurant Group, Inc. (a)		769,677
124,100	Einstein Noah Restaurant Group, Inc. (a)		1,373,787
92,600	Winn-Dixie Stores, Inc. (a)		1,483,452
			4,757,929

	Semi-conductors — 4.8%
147,900	AuthenTec, Inc. (a)		1,541,118
118,400	Fairchild Semi-conductor International, Inc. (a)		1,388,832
95,600	Microsemi Corp. (a)		2,407,208
			5,337,158

	Technology — 1.8%
51,500	Phase Forward, Inc. (a)		925,455
805,300	Quantum Corp. (a)		1,087,155
			2,012,610

	Telecommunications — 5.5%
221,500	Arris Group, Inc. (a)		1,871,675
40,100	Comtech Telecommunications Corp. (a)		1,964,900
141,700	Syniverse Holdings, Inc. (a)		2,295,540
			6,132,115

	Transportation — 1.3%
42,800	HUB Group, Inc., Class A (a)		1,460,764

	Utilities — 4.0%
61,700	Atmos Energy Corp.		1,701,069
87,300	Vectren Corp.		2,724,633
			4,425,702
	Total Common Stock (cost-$113,001,401)		107,875,129

	EXCHANGE-TRADED FUND — 1.0%
16,700	iShares Russell 2000 Index Fund (cost-$1,241,102)		1,152,801

Principal Amount (000s)
	U.S. GOVERNMENT AGENCY SECURITY — 3.4%
$3,760	Federal Home Loan Bank Discount Note, 2.00%, 7/1/08 (cost-$3,760,000)		3,760,000
	Total Investments (cost-$118,002,503)	100.6%	112,787,930
	Liabilities in excess of other assets	(0.6)%	(639,227)
	Net Assets	100.0%	$112,148,703

Notes to Schedule of Investments:

(a)  Non-income producing.

Glossary:

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(unaudited)

Assets:
Investments, at value (cost-$118,002,503)	$112,787,930
Cash	4,548
Receivable for investments sold	146,886
Dividends receivable	122,791
Receivable from shares of beneficial interest sold	111,579
Prepaid expenses	9,623
Total Assets	113,183,357

Liabilities:
Payable for investments purchased	713,447
Deferred trustees’ retirement plan expense	118,777
Investment advisory fees payable	93,971
Payable for shares of beneficial interest redeemed	52,526
Accrued expenses	55,933
Total Liabilities	1,034,654
Net Assets	$112,148,703

Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$55,493
Paid-in-capital in excess of par	122,889,007
Undistributed net investment income	224,202
Accumulated net realized loss on investments	(5,805,426)
Net unrealized depreciation of investments	(5,214,573)
Net Assets	$112,148,703
Shares outstanding	5,549,326
Net asset value, offering price and redemption price per share	$20.21

See accompanying Notes to Financial Statements

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(unaudited)

Investment Income:
Dividends	$688,875
Interest	16,784
Total investment income	705,659
Expenses:
Investment advisory fees	491,591
Custodian and accounting agent fees	23,068
Trustees’ fees and expenses	20,696
Transfer agent fees	18,356
Shareholder communications	18,353
Audit and tax services	16,419
Legal fees	4,969
Insurance expense	1,873
Miscellaneous	2,393
Total expenses	597,718
Less: custody credits earned on cash balances	(57)
Net expenses	597,661
Net investment income	107,998
Realized and Change in Unrealized Gain (Loss):
Net realized loss on investments	(4,504,333)
Net change in unrealized appreciation/depreciation of investments	(11,941,387)
Net realized and change in unrealized loss on investments	(16,445,720)
Net decrease in net assets resulting from investment operations	$(16,337,722)

See accompanying Notes to Financial Statements

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2008 (unaudited)	Year ended December 31, 2007
Investment Operations:
Net investment income	$107,998	$247,003
Net realized gain (loss) on investments	(4,504,333)	23,542,668
Net change in unrealized appreciation/depreciation of investments	(11,941,387)	(21,735,614)
Net increase (decrease) in net assets resulting from investment operations	(16,337,722)	2,054,057
Distributions to Shareholders from net realized gains	(24,841,236)	(36,111,252)
Share Transactions:
Net proceeds from the sale of shares	3,873,202	11,025,509
Reinvestment of distributions	24,841,236	36,111,252
Cost of shares redeemed	(15,390,693)	(48,276,803)
Net increase (decrease) in net assets from share transactions	13,323,745	(1,140,042)
Total decrease in net assets	(27,855,213)	(35,197,237)
Net Assets:
Beginning of period	140,003,916	175,201,153
End of period (including undistributed net investment income of $224,202 and $116,204, respectively)	$112,148,703	$140,003,916
Shares Issued and Redeemed:
Issued	143,466	310,315
Issued in reinvestment of distributions	1,182,352	1,150,772
Redeemed	(572,799)	(1,433,167)
Net increase	753,019	27,920

See accompanying Notes to Financial Statements

Premier VIT
OpCap Small Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2008		Year ended December 31
	(unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$29.19		$36.74	$31.28	$36.15	$30.68	$21.52
Investment Operations:
Net investment income (loss)	0.02		0.05	(0.03)	(0.12)	(0.11)	0.05
Net realized and change in unrealized gain (loss) on investments	(3.32)		0.74	7.36	(0.13)	5.59	9.12
Total from investment operations	(3.30)		0.79	7.33	(0.25)	5.48	9.17
Dividends and Distributions to Shareholders from:
Net investment income	—		—	—	—	(0.01)	(0.01)
Net realized gains	(5.68)		(8.34)	(1.87)	(4.62)	—	—
Total dividends and distributions to shareholders	(5.68)		(8.34)	(1.87)	(4.62)	(0.01)	(0.01)
Net asset value, end of period	$20.21		$29.19	$36.74	$31.28	$36.15	$30.68
Total Return (1)	(12.04)%		0.58%	24.08%	0.06%	17.88%	42.65%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$112,149		$140,004	$175,201	$190,145	$275,319	$248,950
Ratio of expenses to average net assets (2)	0.97	%(3)	0.95%	0.93%	0.92%	0.91%	0.93%
Ratio of net investment income (loss) to average net assets	0.18	%(3)	0.15%	(0.06)%	(0.32)%	(0.30)%	0.23%
Portfolio turnover	28%		69%	99%	94%	102%	136%

(1)   Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)   Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See Note (1)(H) in Notes to Financial Statements).

(3)   Annualized.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, and OpCap Small Cap Portfolio (the “Portfolio”). OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at the time of purchase.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Portfolio management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at June 30, 2008.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a portfolio’s derivative and hedging activities. The Trust’s management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The market value for NASDAQ National Market and Small Cap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-term securities maturing in

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Fair Value Measurements

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$109,027,930
Level 2 – Other Significant Observable Inputs	3,760,000
Level 3 – Significant Unobservable Inputs	—
Total	$112,787,930

(C)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(D)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(E)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(F)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(G)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2008, the Portfolio’s payable in connection with the Plan was $118,777, of which $1,791 was accrued during six months ended June 30, 2008.

(H)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser/Distributor (continued)

Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the six months ended June 30, 2008, purchases and sales of securities, other than short-term securities, aggregated $34,810,356 and $48,164,400, respectively.

(4)  Income Tax Information

The cost basis of portfolio securities of $118,002,503 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $11,822,781; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $17,037,354; net unrealized depreciation for federal income tax purposes is $5,214,573.

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end portfolios for which one of the Affiliates serves as investment adviser and the Distributor serves as principal underwriter. The settlements related to an alleged “market timing” arrangement in certain open-end portfolios formerly sub-advised by one of the Affiliates. The Affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Small Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 11, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Trust management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $509.1 million as of December 31, 2007. Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $801.1 billion as of December 31, 2007, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Advisers’ personnel, including research services available to the Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the

Premier VIT
OpCap Small Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited) (continued)

Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser and Sub-Advisers in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees noted that the OpCap Small Cap Portfolio had outperformed its Lipper median and average peer group and its benchmark, Russell 2000 Index, for the one-year and three-year periods and had outperformed its Lipper median and average peer group for the five-year period but had slightly underperformed its benchmark for the five-year period ended December 31, 2007. The Trustees also noted that the OpCap Small Cap Portfolio had underperformed its Lipper median peer and average peer groups for the ten-year period ended December 31, 2007. The Trustees also noted that the Portfolio’s expense ratio was below the Lipper average and median for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Portfolio than the Lipper median and average for its peer group.

The Trustees considered the profitability analysis. They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated somewhat compared to an analysis that included such overhead costs.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios.

The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser or the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Premier VIT
OpCap Small Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited) (continued)

In considering potential economies of scale, the Trustees noted that the Portfolio’s proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached sufficient size such that its other expenses may be allocated among a larger asset and shareholder base. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the reasonableness of the management fee rates payable under the Agreements.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Advisers’ responses and efforts relating to investment performance.

Premier VIT
1345 Avenue of the Americas
New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent
State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent
PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

NFJ Dividend Value Portfolio

Semi-Annual Report

June 30, 2008

2008 SEMI-ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

Letter to Shareholders

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Premier VIT—NFJ Dividend Value Portfolio (the “Portfolio”) for the six months ended June 30, 2008.

The period was marked by significant volatility and an overall decline for equity markets globally. Rapidly rising energy costs combined with lingering weakness in credit markets and the financial sector, producing a broad retrenchment. The Standard & Poor’s 500 Index, which measures U.S. stock market performance, returned (11.91)% for the period. Within the S&P 500, the financials sector led the decline for the period and only the energy and materials sectors posted positive results. U.S. mid and small capitalization stocks outperformed large caps. Growth stocks outperformed value stocks at every capitalization level.

Please refer to the following pages for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2008 Semi-Annual Report

2008 SEMI-ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the SEC’s website at www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the SEC’s website at www.sec.gov.

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2008 Semi-Annual Report

2008 SEMI-ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

(unaudited)

•  U.S. stocks moved lower during the six months ended June 30, 2008. Concerns over record oil prices, the U.S. credit crisis, slowing growth and rising inflation all contributed to a cautious mood that weighed most on financials and consumer discretionary stocks. Energy stocks advanced with soaring oil prices. Stocks from all capitalization segments retreated, with mid caps holding up better than large and small caps. Growth-oriented issues outperformed value.

•  In industrials, which contributed positively to Portfolio returns, railroads offset weak transport demand in auto and container shipping markets with strong coal and agricultural volumes. Norfolk Southern benefitted from surging coal exports. The company raised rates and added fuel surcharges to counter increased fuel costs. Waste Management, the largest U.S. garbage hauler and landfill operator, boosted returns through margin improvements tied to price increases to offset higher fuel costs.

•  Among telecommunications stocks, shares of Windstream, a provider of telecommunications services in rural communities, performed well relative to other stocks in the sector and benefited the Portfolio’s relative performance. Telecommunications stocks in the Russell 1000 Value Index fell 18.2% on average during the period. Windstream’s stock held up well by comparison, delivering only slightly negative returns. The company, which sells landline phone, broadband Internet and digital television service in rural areas, reported rising profits in the period due to subscriber growth.

•  An underweight position in the financials sector proved beneficial as the Portfolio avoided fallout from mounting losses at large banks and insurers.

•  Stock selections in the consumer discretionary sector weighed on returns as investors avoided companies vulnerable to a softening economy. Gannett, the nation’s largest newspaper publisher, reported declines in print advertising and plans to write down assets by as much as $3 billion. Tool manufacturer Black and Decker reported disappointing results and revised earnings forecasts downward.

Total Returns for the periods ended 6/30/08 (*Average Annual Total Return)

	Six months	1 year	Inception*†
NFJ Dividend Value Portfolio	(11.53)%	(16.97)%	11.22%
Russell 1000 Value Index	(13.57)%	(18.78)%	8.92%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total return for a period of less than one year is not annualized.

† The Portfolio commenced operations on 7/1/03. Index comparisons began as of 6/30/03.

Shareholder Expense Example for the period ended 6/30/08

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$884.70	$4.83
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.74	$5.17

Expenses are equal to the Portfolio’s annualized expense ratio of 1.03%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the number of days in the period).

Top Ten Industries at 6/30/08
(% of net assets)

Oil, Gas & Consumable Fuels	13.0%
Pharmaceuticals	10.0%
Insurance	7.8%
Diversified Telecommunications Services	5.9%
Commercial Banks	5.3%
Energy Equipment & Services	4.8%
Commercial Services & Supplies	4.1%
Tobacco	3.9%
Household Durables	3.5%
Chemicals	3.5%

2008 Semi-Annual Report

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2008

(unaudited)

Shares		Value
	COMMON STOCK -92.7%
	Beverages-1.0%
600	Anheuser-Busch Companies, Inc.	$37,272

	Commercial Banks-5.3%
2,000	Bank of America Corp.	47,740
3,200	KeyCorp.	35,136
7,050	Regions Financial Corp.	76,915
3,000	Wachovia Corp.	46,590
		206,381

	Commercial Services & Supplies-4.1%
2,500	R.R. Donnelley & Sons Co.	74,225
2,200	Waste Management Inc.	82,962
		157,187

	Chemicals-3.5%
3,900	Dow Chemical Co.	136,149

	Computers & Peripherals-2.0%
4,000	Seagate Technology, Inc.	76,520

	Diversified Financial Services-1.5%
1,650	JPMorgan Chase & Co.	56,612

	Diversified Telecommunication Services-5.9%
2,169	AT&T, Inc.	73,074
2,050	Verizon Communications, Inc.	72,570
6,616	Windstream Corp.	81,641
		227,285

	Energy Equipment & Services-4.8%
700	Diamond Offshore Drilling, Inc.	97,398
1,700	Halliburton Co.	90,219
		187,617
	Food Products-1.8%
2,476	Kraft Foods, Inc.	70,442

	Household Durables-3.5%
1,300	Black & Decker Corp.	74,763
1,000	Whirlpool Corp.	61,730
		136,493

	Household Products-2.0%
1,300	Kimberly-Clark Corp.	77,714

	Industrial Conglomerates-2.0%
1,100	3M Co.	76,549

	Insurance-7.8%
1,700	Allstate Corp.	77,503
1,200	Hartford Financial Services Group, Inc.	77,484
1,600	Lincoln National Corp.	72,512
1,700	Travelers Companies, Inc.	73,780
		301,279

	Leisure Equipment & Products-1.8%
4,000	Mattel, Inc.	68,480

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2008

(unaudited) (continued)

Shares			Value
	COMMON STOCK (continued)
	Machinery-2.1%
1,100	Caterpillar, Inc.		$81,202

	Media-3.2%
3,300	CBS Corp., Class B		64,317
2,700	Gannett Co.		58,509
			122,826

	Metals & Mining-1.9%
2,100	Alcoa, Inc.		74,802

	Multi-Utilities-1.9%
1,700	Ameren Corp.		71,791

	Office Electronics-1.0%
2,700	Xerox Corp.		36,612

	Oil, Gas & Consumable Fuels-13.0%
950	Chevron Corp.		94,173
900	ConocoPhillips		84,951
1,600	Marathon Oil Corp.		82,992
900	Occidental Petroleum Corp.		80,874
1,000	Royal Dutch Shell PLC		81,710
900	Total SA		76,743
			501,443

	Pharmaceuticals-10.0%
3,550	GlaxoSmithKline PLC ADR		156,981
7,900	Pfizer, Inc.		138,013
1,900	Wyeth		91,124
			386,118

	Real Estate Investment Trust-1.6%
4,500	Host Hotels & Resorts, Inc.-REIT		61,425

	Semiconductors & Semiconductor Equipment-1.9%
3,400	Intel Corp.		73,032

	Specialty Retail-3.3%
5,500	Home Depot, Inc.		128,810

	Textiles, Apparel & Luxury Goods-1.9%
1,050	V. F. Corp.		74,739

	Tobacco-3.9%
4,000	Altria Group, Inc.		82,240
1,450	Reynolds American, Inc.		67,672
			149,912

	Total Investments (cost-$3,968,755)	92.7%	3,578,692
	Other assets less liabilities	7.3%	282,796
	Net Assets	100.0%	$3,861,488

Glossary:

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008

(unaudited)

Assets:
Investments, at value (cost-$3,968,755	$3,578,692
Cash	277,737
Dividends receivable	16,453
Receivable due from Investment Adviser	1,391
Total Assets	3,874,273

Liabilities:
Payable for shares of beneficial interest redeemed	269
Accrued expenses	12,516
Total Liabilities	12,785
Net Assets	$3,861,488

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$3,378
Paid-in-capital in excess of par	4,157,990
Undistributed net investment income	56,067
Accumulated net realized gain on investments	34,116
Net unrealized depreciation of investments	(390,063)
Net Assets	$3,861,488
Shares outstanding	337,757
Net asset value, offering price and redemption price per share	$11.43

See accompanying Notes to Financial Statements.

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008

(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $574)	$72,817
Interest	2,866
Total investment income	75,683

Expenses:
Investment advisory fees	15,765
Custodian and accounting agent fees	10,617
Audit and tax services	6,970
Shareholder communications	6,093
Transfer agent fees	1,420
Trustees’ fees and expenses	1,032
Miscellaneous	1,842
Total expenses	43,739
Less: investment advisory fees waived	(15,765)
expenses reimbursed by Investment Adviser	(7,695)
custody credits earned on cash balances	(572)
Net expenses	19,707
Net investment income	55,976

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	79,429
Net change in unrealized appreciation/depreciation of investments	(564,433)
Net realized and change in unrealized loss on investments	(485,004)
Net decrease in net assets resulting from investment operations	$(429,028)

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	ended
	June 30, 2008	Year ended
	(unaudited)	December 31, 2007
Investment Operations:
Net investment income	$55,976	$57,925
Net realized gain on investments	79,429	129,515
Net change in unrealized appreciation/depreciation of investments	(564,433)	(239,635)
Net decrease in net assets resulting from investment operations	(429,028)	(52,195)

Dividends and Distributions to Shareholders from:
Net investment income	-	(57,944)
Net realized gains	-	(198,668)
Total dividends and distributions to shareholders	-	(256,612)

Share Transactions:
Net proceeds from the sale of shares	1,599,566	1,621,523
Reinvestment of dividends and distributions	-	256,612
Cost of shares redeemed	(584,238)	(202,622)
Net increase in net assets from share transactions	1,015,328	1,675,513
Total increase in net assets	586,300	1,366,706

Net Assets:
Beginning of period	3,275,188	1,908,482
End of period (including undistributed net investment income of $56,067 and $91, respectively)	$3,861,488	$3,275,188

Shares Issued and Redeemed:
Issued	130,212	110,644
Issued in reinvestment of dividends and distributions	-	19,626
Redeemed	(45,948)	(13,784)
Net increase	84,264	116,486

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2008		Year ended December 31,				For the Period July 1, 2003* through December 31,
	(unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$12.92		$13.93	$12.28	$12.37	$11.68	$10.00
Investment Operations:
Net investment income	0.17		0.25	0.31	0.32	0.29	0.15
Net realized and change in unrealized gain (loss) on investments	(1.66)		(0.12)	2.68	1.16	1.39	1.74
Total from investment operations	(1.49)		0.13	2.99	1.48	1.68	1.89

Dividends and Distributions to Shareholders from:
Net investment income	-		(0.25)	(0.32)	(0.33)	(0.30)	(0.15)
Net realized gains	-		(0.89)	(1.02)	(1.24)	(0.69)	(0.06)
Total dividends and distributions to shareholders	-		(1.14)	(1.34)	(1.57)	(0.99)	(0.21)
Net asset value, end of period	$11.43		$12.92	$13.93	$12.28	$12.37	$11.68
Total Return (1)	(11.53)%		0.81%	24.72%	12.28%	14.65%	18.87%

Ratios/Supplemental data:
Net assets, end of period (000’s)	$3,861		$3,275	$1,908	$1,531	$1,363	$1,189
Ratio of expenses to average net assets (2)(3)	1.03%	(4)	1.04%	1.13%	1.06%	1.02%	1.20%	(4)
Ratio of net investment income to average net assets (3)	2.84%	(4)	2.36%	2.31%	2.51%	2.44%	2.83%	(4)
Portfolio turnover	24%		42%	31%	35%	41%	27%

*	Commencement of operations.
(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (see (1)(H) in Notes to Financial Statements).
(3)

During the periods indicated above, the Investment Adviser waived all of its fee and reimbursed a portion of the Portfolio’s expenses. If such waivers and reimbursements had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 2.22% (annualized) and 1.65% (annualized), respectively, for the six months ended June 30, 2008; 2.90% and 0.49%, respectively, for the year ended December 31, 2007; 2.16% and 1.28%, respectively for the year ended December 31, 2006; 2.81% and 0.76%, respectively, for the year ended December 31, 2005; 3.01% and 0.45%, respectively, for the year ended December 31, 2004 and 3.49% (annualized) and 0.55% (annualized), respectively, for the period July 1, 2003 (commencement of operations) through December 31, 2003.

(4)	Annualized.

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

(unaudited)

(1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.  The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value.  The Trust is comprised of the: NFJ Dividend Value Portfolio (the “Portfolio”), OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio and the OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser.  The Investment Adviser is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”).  Allianz Global is an indirect, majority-owned subsidiary of Allianz SE.

The Portfolio’s primary objective is to seek income and the secondary objective of long-term growth of capital. It seeks to meet its objectives, under normal conditions, by investing at least 80% of its net assets in equity securities. The Portfolio invests a significant portion of its assets in income-producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports.  The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications.  The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted.  However, the Trust expects the risk of any loss to be remote.

In July 2006, the financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes –an Interpretation of FASB Statement No. 109” (the “Interpretation”).  The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.  Portfolio management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolio’s financial statements at June 30, 2008.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about a portfolio’s derivative and hedging activities.  The Trust’s management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

(unaudited) (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B) Fair Value Measurements

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Portfolio to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

(unaudited) (continued)

(B) Fair Value Measurements (continued)

The following is a summary of the inputs used at June 30, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1- Quoted Prices	$3,578,962
Level 2- Other Significant Observable Inputs	-
Level 3- Significant Unobservable Inputs	-
Total	$3,578,962

(C) Investment Transactions and Other Income

Investment transactions are accounted for on the trade date.  Realized gains and losses from investments are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.  Payments received from certain investments may be comprised of dividends, realized gains and return of capital.  These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(D) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(E) Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.  These “book-tax” differences are considered either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.  To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(F) Repurchase Agreements

The Portfolio enters into transactions with its custodian bank or a securities brokerage firm whereby it purchase securities under agreements to resell at an agreed upon price and date (“repurchase agreements”).  Such agreements are carried at the contract amount in the financial statements.  Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement.  Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.  If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

(unaudited) (continued)

(G) Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio.  Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(H) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter.  The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to reimburse any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of  custody credits earned on cash balances at the custodian bank) on an annual basis.  The Investment Adviser has retained its affiliate, NFJ Investment Group (the “Sub-Adviser”) to manage the Portfolio’s investments.  The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares.  Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

At June 30, 2008, 44% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser.. Investment activity by such affiiliate could have a material impact on the Portfolio.

(3) Investments in Securities

For the six months ended June 30, 2008, purchases and sales of securities, other than short-term securities, aggregated $1,910,191 and $890,819, respectively.

(4) Income Tax Information

The cost basis of portfolio securities of $3,968,755 is substantially the same for both financial reporting and federal income tax purposes. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $223,527; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $613,590; net unrealized depreciation for federal income tax purposes is $390,063.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2008

(unaudited) (continued)

(5) Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser and the Distributor serves as principal underwriter. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by one of the Affiliates. The Affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above.  The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT

NFJ Dividend Value Portfolio

MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust.  The Trustees met on February 11, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Trust’s management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $509.1 million as of December 31, 2007.  Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $801.1 billion as of December 31, 2007, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Sub-Advisers’ personnel, including research services available to the Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s

Premier VIT

NFJ Dividend Value Portfolio

MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited) (continued)

and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds.  The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser and Sub-Advisers in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees noted that the NFJ Dividend Value Portfolio had outperformed its Lipper median and average peer group and its benchmark, Russell 1000 Value Index, for the three-year period ended December 31, 2007, and had outperformed its benchmark for the one-year and the since inception periods but had underperformed its Lipper median and average peer group for the one-year-period ended December 31, 2007. The Trustees also noted that the Portfolio’s expense ratio (after taking into account waivers) was above the Lipper median and average for its peer group.  The Trustees also noted that the portfolio turnover percentage was higher for the Portfolio than the Lipper median and average for its peer group.

The Trustees considered the profitability analysis.  They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated somewhat compared to an analysis that included such overhead costs.

Premier VIT

NFJ Dividend Value Portfolio

MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited) (continued)

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios.

The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser or the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

In considering potential economies of scale, the Trustees noted that the Portfolio’s proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached sufficient size such that its other expenses may be allocated among a larger asset and shareholder base.  Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the reasonableness of the management fee rates payable under the Agreements.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Advisers’ responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Lawrence G. Altadonna	Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

NFJ Investment Group

2100 Ross Avenue, Suite 1840

Dallas, TX 75201

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian & Accounting Agent

State Street Corp.

P.O. Box 1978

Boston, MA 02105

Transfer Agent

PNC Global Investment Servicing

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY  10036

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure not required for open-end investment management companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end investment management companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end investment management companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Disclosure not required for open-end investment management companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1)	Exhibit 99.302 CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Premier VIT

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date September 4, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date September 4, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date September 4, 2008